Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	PCAR
Entity Registrant Name	PACCAR INC
Entity Central Index Key	0000075362
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		353,468,322
Entity Public Float			$ 13,570,000,000

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment income	$ 33.1	$ 38.2	$ 21.1
Net sales and revenues	17,050.5	16,355.2	10,292.9
Income Before Income Taxes	1,628.9	1,506.9	660.3
Income taxes	517.3	464.6	202.7
Net Income	1,111.6	1,042.3	457.6
Net Income Per Share
Basic	$ 3.13	$ 2.87	$ 1.25
Diluted	$ 3.12	$ 2.86	$ 1.25
Weighted average number of common shares outstanding
Basic	355.1	363.3	365
Diluted	355.8	364.4	366.2
Truck, Parts and Other
Net sales and revenues	15,951.7	15,325.9	9,325.1
Cost of sales and revenues	13,908.3	13,341.8	8,198.8
Research and development	279.3	288.2	238.5
Selling, general and administrative	476.4	452.9	392.8
Interest and other (income) expense, net	(0.3)	10.7	9.3
Costs and Expenses, Total	14,663.7	14,093.6	8,839.4
Income Before Income Taxes	1,288	1,232.3	485.7
Financial Services
Interest and fees	453.7	423.1	421.6
Operating lease, rental and other income	645.1	606.2	546.2
Revenues	1,098.8	1,029.3	967.8
Interest and other borrowing expenses	158.4	181.3	213
Depreciation and other expense	517.4	476.2	451.6
Selling, general and administrative	95.2	94	88.7
Provision for losses on receivables	20	41.4	61
Costs and Expenses, Total	791	792.9	814.3
Income Before Income Taxes	$ 307.8	$ 236.4	$ 153.5

Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 1,111.6	$ 1,042.3	$ 457.6
Unrealized (losses) gains on derivative contracts
Losses arising during the period	(29.2)	(52.9)	(76.8)
Tax effect	9.1	18.8	26.2
Reclassification adjustment	22.7	47.7	123.1
Tax effect	(7.8)	(17.7)	(42)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(5.2)	(4.1)	30.5
Unrealized gains (losses) on investments
Net holding gain (loss)	2.7	7	(1.2)
Tax effect	(0.6)	(1.9)	0.5
Reclassification adjustment	(2.9)	1.6	0.6
Tax effect	0.8	(0.6)	(0.3)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total		6.1	(0.4)
Pension and postretirement
Losses arising during the period	(71)	(281.9)	(35.9)
Tax effect	22.4	99	12.7
Reclassification adjustment	45.4	26.2	16.5
Tax effect	(15.2)	(9)	(5.6)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(18.4)	(165.7)	(12.3)
Foreign currency translation gains (losses)	83.1	(96.6)	(12.7)
Net other comprehensive income (loss)	59.5	(260.3)	5.1
Comprehensive Income	$ 1,171.1	$ 782	$ 462.7

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,272.4	$ 2,106.7
Property, plant and equipment, net	2,312.9	1,973.3
Total Assets	18,627.8	17,172.7
STOCKHOLDERS' EQUITY:
Preferred stock, no par value: Authorized 1.0 million shares, none issued
Common stock, $1 par value - authorized 1.2 billion shares; issued 353.4 million and 356.8 million shares	353.4	356.8
Additional paid-in capital	56.6	52.1
Retained earnings	5,596.4	5,174.5
Accumulated other comprehensive loss	(159.5)	(219)
Total Stockholders' Equity	5,846.9	5,364.4
Liabilities and Equity	18,627.8	17,172.7
Truck, Parts and Other
ASSETS
Cash and cash equivalents	1,203.2	1,990.6
Trade and other receivables, net	902.1	977.8
Marketable debt securities	1,192.7	910.1
Inventories, net	782.4	710.4
Other current assets	331.7	249.1
Total Truck, Parts and Other Current Assets	4,412.1	4,838
Equipment on operating leases, net	857.9	679.1
Property, plant and equipment, net	2,312.9	1,973.3
Other noncurrent assets, net	249.4	280.9
Total Assets	7,832.3	7,771.3
Current Liabilities
Accounts payable, accrued expenses and other	2,168.3	2,377.4
Dividend payable		250.3
Total Truck, Parts and Other Current Liabilities	2,168.3	2,627.7
Long-term debt	150	150
Residual value guarantees and deferred revenues	903.5	712
Other liabilities	579.5	507
Total Liabilities	3,801.3	3,996.7
Financial Services
ASSETS
Cash and cash equivalents	69.2	116.1
Finance and other receivables, net	8,298.3	7,259.7
Equipment on operating leases, net	2,030.8	1,710.7
Other assets	397.2	314.9
Total Assets	10,795.5	9,401.4
Current Liabilities
Accounts payable, accrued expenses and other	309.5	363.4
Commercial paper and bank loans	3,562.7	3,909.9
Term notes	4,167.4	2,595.5
Deferred taxes and other liabilities	940	942.8
Total Liabilities	$ 8,979.6	$ 7,811.6

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	353,400,000	356,800,000

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net Income	$ 1,111.6	$ 1,042.3	$ 457.6
Depreciation and amortization:
Property, plant and equipment	188.8	196.5	189.9
Deferred taxes	151.7	224.1	46.3
Other, net	34	28.4	11.6
Pension and post-retirement contributions	(190.8)	(85.2)	(63.9)
Receivables:
Trade and other	75.2	(408.4)	(42.3)
Wholesale receivables on new trucks	(6.5)	(551.1)	(1.1)
Sales-type finance leases and dealer direct loans on new trucks	(186.6)	(141.3)	67.1
Inventories	(61.5)	(187.1)	96.6
Other assets, net	(120.7)	28.1	(48.2)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	(303.6)	585	221.3
Residual value guarantees and deferred revenues	204.4	231.8	79.8
Other liabilities, net	90.9	110.8	42.4
Net Cash Provided by Operating Activities	1,519	1,592.6	1,551.4
INVESTING ACTIVITIES:
Retail loans and direct financing leases originated	(3,235.5)	(2,731.9)	(1,789.2)
Collections on retail loans and direct financing leases	2,404.3	2,121	2,039.3
Net (increase) decrease in wholesale receivables on used equipment	(5.7)	(18.1)	8.2
Marketable securities purchases	(1,048.9)	(1,614.2)	(757.5)
Marketable securities sales and maturities	768.3	1,142.4	523.8
Payments for property, plant and equipment	(515.4)	(340.7)	(168.4)
Acquisition of equipment for operating leases	(1,288)	(1,306.6)	(715.4)
Proceeds from asset disposals	330.2	339	392.1
Other, net	2.7	(9.9)
Net Cash Used in Investing Activities	(2,588)	(2,419)	(467.1)
FINANCING ACTIVITIES:
Cash dividends paid	(809.5)	(217.4)	(251.7)
Purchase of treasury stock	(162.1)	(337.6)
Stock compensation transactions	13.9	10.9	22
Net (decrease) increase in commercial paper and short-term bank loans	(365.8)	1,642.6	(548.1)
Proceeds from long-term debt	2,201.1	1,165.5	707
Payments on long-term debt	(668.1)	(1,317.9)	(889.6)
Net Cash Provided by (Used in) Financing Activities	209.5	946.1	(960.4)
Effect of exchange rate changes on cash	25.2	(53.8)	4.9
Net (Decrease) Increase in Cash and Cash Equivalents	(834.3)	65.9	128.8
Cash and Cash Equivalents at beginning of year	2,106.7	2,040.8	1,912
Cash and Cash Equivalents at end of year	1,272.4	2,106.7	2,040.8
Financial Services
Depreciation and amortization:
Equipment on operating leases and other	512.1	477.3	433.3
Provision for losses on financial services receivables	20	41.4	61
FINANCING ACTIVITIES:
Cash and Cash Equivalents at beginning of year	116.1
Cash and Cash Equivalents at end of year	$ 69.2	$ 116.1

Consolidated Statements Of Stockholders' Equity (USD $) In Millions	Total	COMMON STOCK, $1 PAR VALUE:	ADDITIONAL PAID-IN CAPITAL:	TREASURY STOCK, AT COST:	RETAINED EARNINGS:	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
Balance at Dec. 31, 2009		$ 364.4	$ 80	$ (17.4)	$ 4,640.5	$ 36.2
Net Income	457.6				457.6
Other comprehensive income (loss)	5.1					5.1
Cash dividends declared on common stock, per share: 2012-$1.58; 2011-$1.30; 2010-$.69					(252)
Treasury stock retirement		(0.4)	(17)	17.4
Stock compensation		1.3
Stock compensation and tax benefit			42.1
Balance at Dec. 31, 2010	5,357.8	365.3	105.1		4,846.1	41.3
Net Income	1,042.3				1,042.3
Purchases, shares: 2012-4.2; 2011-9.2				(337.6)
Other comprehensive income (loss)	(260.3)					(260.3)
Cash dividends declared on common stock, per share: 2012-$1.58; 2011-$1.30; 2010-$.69					(468.2)
Treasury stock retirement		(9.2)	(82.7)	337.6	(245.7)
Stock compensation		0.7
Stock compensation and tax benefit			29.7
Balance at Dec. 31, 2011	5,364.4	356.8	52.1		5,174.5	(219)
Net Income	1,111.6				1,111.6
Purchases, shares: 2012-4.2; 2011-9.2				(162.1)
Other comprehensive income (loss)	59.5					59.5
Cash dividends declared on common stock, per share: 2012-$1.58; 2011-$1.30; 2010-$.69					(559.8)
Treasury stock retirement		(4.2)	(28)	162.1	(129.9)
Stock compensation		0.8
Stock compensation and tax benefit			32.5
Balance at Dec. 31, 2012	$ 5,846.9	$ 353.4	$ 56.6		$ 5,596.4	$ (159.5)

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TREASURY STOCK, AT COST:
Purchases, shares	4.2	9.2
RETAINED EARNINGS:
Cash dividends declared on common stock, per share	$ 1.58	$ 1.3	$ 0.69

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
A.	SIGNIFICANT ACCOUNTING POLICIES

Description of Operations: PACCAR Inc (the Company or PACCAR) is a multinational company operating in three principal segments (1) the Truck segment includes the design and manufacture of high-quality, light-, medium- and heavy-duty commercial trucks, (2) the Parts segment includes the distribution of aftermarket parts for trucks and related commercial vehicles and (3) the Financial Services segment (PFS) derives its earnings primarily from financing or leasing PACCAR products in the U.S., Canada, Mexico, Europe and Australia. PACCAR’s sales and revenues are derived primarily from North America and Europe. The Company also operates in Australia and sells trucks and parts to customers in Asia, Africa, Middle East and South America.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned domestic and foreign subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition:

Truck, Parts and Other: Substantially all sales and revenues of trucks and related aftermarket parts are recorded by the Company when products are shipped to dealers or customers, except for certain truck shipments that are subject to a residual value guarantee to the customer. Revenues related to these shipments are recognized on a straight-line basis over the guarantee period (see Note E). At the time certain truck and parts sales to a dealer are recognized, the Company records an estimate of any future sales incentive costs related to such sales. The estimate is based on historical data and announced incentive programs. In the Truck and Parts segments, the Company grants extended payment terms on selected receivables. Interest is charged for the period beyond standard payment terms. Interest income is recorded as earned.

Financial Services: Interest income from finance and other receivables is recognized using the interest method. Certain loan origination costs are deferred and amortized to interest income over the expected life of the contracts, generally 36 to 60 months, using the straight-line method which approximates the interest method. For operating leases, rental revenue is recognized on a straight-line basis over the lease term. Rental revenues for the years ended December 31, 2012, 2011 and 2010 were $551.5, $527.8 and $464.9, respectively. Depreciation and related leased unit operating expenses were $434.9, $412.5 and $385.6, for December 31, 2012, 2011 and 2010, respectively.

Recognition of interest income and rental revenue is suspended (put on non-accrual status) when the receivable becomes more than 90 days past the contractual due date or earlier if some other event causes the Company to determine that collection is not probable. Accordingly, no finance receivables more than 90 days past due were accruing interest at December 31, 2012 or December 31, 2011. Recognition is resumed if the receivable becomes current by the payment of all amounts due under the terms of the existing contract and collection of remaining amounts is considered probable (if not contractually modified) or if the customer makes scheduled payments for three months and collection of remaining amounts is considered probable (if contractually modified). Payments received while the finance receivable is impaired or on non-accrual status are applied to interest and principal in accordance with the contractual terms.

Cash and Cash Equivalents: Cash equivalents consist of liquid investments with a maturity at date of purchase of 90 days or less.

Marketable Debt Securities: The Company’s investments in marketable debt securities are classified as available-for-sale. These investments are stated at fair value with any unrealized gains or losses, net of tax, included as a component of accumulated other comprehensive (loss) income.

The Company utilizes third-party pricing services for all of its marketable debt security valuations. The Company reviews the pricing methodology used by the third-party pricing services including the manner employed to collect market information. On a periodic basis, the Company also performs review and validation procedures on the pricing information received from the third-party providers. These procedures help ensure that the fair value information used by the Company is determined in accordance with applicable accounting guidance.

The Company evaluates its investment in marketable debt securities at the end of each reporting period to determine if a decline in fair value is other than temporary. Realized losses are recognized upon management’s determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment, including whether the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk.

In assessing default risk, the Company considers the collectability of principal and interest payments by monitoring changes to issuers’ credit ratings, specific credit events associated with individual issuers as well as the credit ratings of any financial guarantor, and the extent and duration to which amortized cost exceeds fair value.

In assessing market interest rate risk, including benchmark interest rates and credit spreads, the Company considers its intent for selling the securities and whether it is more likely than not the Company will be able to hold these securities until the recovery of any unrealized losses.

Receivables:

Trade and Other Receivables: The Company’s trade and other receivables are recorded at cost, net of allowances. At December 31, 2012 and 2011, respectively, trade and other receivables include trade receivables from customers of $768.0 and $835.4 and other receivables of $134.1 and $142.4 relating primarily to value added tax receivables and supplier allowances and rebates.

Finance and Other Receivables:

Loans – Loans represent fixed- or floating-rate loans to customers collateralized by the vehicles purchased and are recorded at amortized cost.

Finance leases – Finance leases are retail direct financing leases and sales-type finance leases, which lease equipment to retail customers and dealers. These leases are reported as the sum of minimum lease payments receivable and estimated residual value of the property subject to the contracts, reduced by unearned interest which is shown separately.

Dealer wholesale financing – Dealer wholesale financing is floating-rate wholesale loans to PACCAR dealers for new and used trucks and are recorded at amortized cost. The loans are collateralized by the trucks being financed.

Operating lease and other trade receivables – Operating lease and other trade receivables are monthly rentals due on operating leases, interest on loans and other amounts due within one year in the normal course of business.

Allowance for Credit Losses:

Truck, Parts and Other: The Company historically has not experienced significant losses or past due amounts on trade and other receivables in its Truck, Parts and Other businesses. The Company’s Truck, Parts and Other trade receivable past dues are determined based on contractual payment terms. Accounts are considered past due once the unpaid balance is over 30 days outstanding. Accounts are charged off against the allowance for credit losses when, in the judgment of management, they are considered to be uncollectible. The allowance for credit losses for Truck, Parts and Other was $3.2 for both the years ended December 31, 2012 and 2011. Net charge-offs were $.3, $1.1 and $.2 for the years ended December 31, 2012, 2011 and 2010, respectively.

Financial Services: The Company continuously monitors the payment performance of all its finance receivables. For large retail finance customers and dealers with wholesale financing, the Company regularly reviews their financial statements and makes site visits and phone contact as appropriate. If the Company becomes aware of circumstances that could cause those customers or dealers to face financial difficulty, whether or not they are past due, the customers are placed on a watch list.

The Company modifies loans and finance leases as a normal part of its Financial Services operations. The Company may modify loans and finance leases for commercial reasons or for credit reasons. Modifications for commercial reasons are changes to contract terms for customers that are not considered to be in financial difficulty. Modifications for credit reasons are changes to contract terms for customers considered to be in financial difficulty. The Company’s modifications typically result in granting more time to pay the contractual amounts owed and charging a fee and interest for the term of the modification.

When considering whether to modify customer accounts for credit reasons, the Company evaluates the creditworthiness of the customers and modifies those accounts that the Company considers likely to perform under the modified terms. When the Company modifies loans and finance leases for credit reasons and grants a concession, the modifications are classified as troubled debt restructurings (TDRs). The Company does not typically grant credit modifications for customers that do not meet minimum underwriting standards since the Company normally repossesses the financed equipment in these circumstances. When such modifications do occur, they are considered TDRs.

On average, modifications extended contractual terms by approximately seven months in 2012 and nine months in 2011 and did not have a significant effect on the weighted average term or interest rate of the total portfolio at December 31, 2012 and December 31, 2011.

The Company has developed a systematic methodology for determining the allowance for credit losses for its two portfolio segments, retail and wholesale. The retail segment consists of retail loans and direct and sales-type finance leases, net of unearned interest. The wholesale segment consists of truck inventory financing loans to dealers that are collateralized by trucks and other collateral. The wholesale segment generally has less risk than the retail segment. Wholesale receivables generally are shorter in duration than retail receivables, and the Company requires monthly reporting of the wholesale dealer’s financial condition, conducts periodic audits of the trucks being financed and in many cases, obtains personal guarantees or other security such as dealership assets. In determining the allowance for credit losses, retail loans and finance leases are evaluated together since they relate to a similar customer base, their contractual terms require regular payment of principal and interest generally over 36 to 60 months and they are secured by the same type of collateral. The allowance for credit losses consists of both specific and general reserves.

The Company individually evaluates certain finance receivables for impairment. Finance receivables which are evaluated individually for impairment consist of all wholesale accounts and certain large retail accounts with past due balances or otherwise determined to be at a higher risk of loss. A finance receivable is impaired if it is considered probable the Company will be unable to collect all contractual interest and principal payments as scheduled. In addition, all retail loans and leases which have been classified as TDRs and all customer accounts over 90 days past due are considered impaired. Generally, impaired accounts are on non-accrual status. Impaired accounts classified as TDRs which have been performing for 90 consecutive days are placed on accrual status if it is deemed probable that the Company will collect all principal and interest payments.

Impaired receivables are considered collateral dependent. Large balance retail and all wholesale impaired receivables are individually evaluated to determine the appropriate reserve for losses. The determination of reserves for large balance impaired receivables considers the fair value of the associated collateral. When the underlying collateral fair value exceeds the Company’s loss exposure, no reserve is recorded. Small balance impaired receivables with similar risk characteristics are evaluated as a separate pool to determine the appropriate reserve for losses using the historical loss information discussed below.

For finance receivables that are not individually impaired, the Company collectively evaluates and determines the general allowance for credit losses for both retail and wholesale receivables based on historical loss information, using past-due account data and current market conditions. Information used includes assumptions regarding the likelihood of collecting current and past-due accounts, repossession rates, the recovery rate on the underlying collateral based on used truck values and other pledged collateral or recourse. The Company has developed a range of loss estimates for each of its country portfolios based on historical experience, taking into account loss frequency and severity in both strong and weak truck market conditions. A projection is made of the range of estimated credit losses inherent in the portfolio from which an amount is determined as probable based on current market conditions and other factors impacting the creditworthiness of the Company’s borrowers and their ability to repay. After determining the appropriate level of the allowance for credit losses, the provision for losses on finance receivables is charged to income as necessary to reflect management’s estimate of incurred credit losses, net of recoveries, inherent in the portfolio.

In determining the fair value of the collateral, the Company uses a pricing matrix and categorizes the fair value as Level 2 in the hierarchy of fair value measurement. The pricing matrix is reviewed quarterly and updated as appropriate. The pricing matrix considers the make, model and year of the equipment as well as recent sales prices of comparable equipment through wholesale channels to the Company’s dealers (principal market). The fair value of the collateral also considers the overall condition of the equipment.

Accounts are charged-off against the allowance for credit losses when, in the judgment of management, they are considered uncollectable (generally upon repossession of the collateral). Typically the timing between the repossession and charge-off is not significant. In cases where repossession is delayed (e.g., for legal proceedings), the Company records partial charge-offs. The charge-off is determined by comparing the fair value of the collateral, less cost to sell, to the recorded investment.

Inventories: Inventories are stated at the lower of cost or market. Cost of inventories in the U.S. is determined principally by the last-in, first-out (LIFO) method. Cost of all other inventories is determined principally by the first-in, first-out (FIFO) method. Cost of sales and revenues include shipping and handling costs charged to customers.

Equipment on Operating Leases: The Company leases equipment under operating leases to customers in the Financial Services segment. In addition, in the Truck segment, equipment sold to customers in Europe subject to a residual value guarantee (RVG) by the Company is accounted for as an operating lease. Equipment is recorded at cost and is depreciated on the straight-line basis to the lower of the estimated residual value or guarantee value. Lease and guarantee periods generally range from three to five years. Estimated useful lives of the equipment range from four to nine years. The Company reviews residual values of equipment on operating leases periodically to determine that recorded amounts are appropriate.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed principally by the straight-line method based on the estimated useful lives of the various classes of assets. Certain production tooling is amortized on a unit of production basis.

Long-lived Assets and Goodwill: The Company evaluates the carrying value of property, plant and equipment when events and circumstances warrant a review. Goodwill is tested for impairment at least on an annual basis. There were no impairment charges for the three years ended December 31, 2012. Goodwill was $139.4 and $136.7 at December 31, 2012 and 2011, respectively.

Product Support Liabilities: Product support liabilities are estimated future payments related to product warranties, optional extended warranties and repair and maintenance (R&M) contracts. The Company generally offers one year warranties covering most of its vehicles and related aftermarket parts. Specific terms and conditions vary depending on the product and the country of sale. Optional extended warranty and R&M contracts can be purchased for periods which generally range up to five years. Warranty expenses and reserves are estimated and recorded at the time products or contracts are sold based on historical data regarding the source, frequency and cost of claims, net of any recoveries. The Company periodically assesses the adequacy of its recorded liabilities and adjusts them as appropriate to reflect actual experience. Revenue from extended warranty contracts is deferred and recognized to income on a straight-line basis over the contract period. Warranty costs on these contracts are recognized as incurred.

Derivative Financial Instruments: As part of its risk management strategy, the Company enters into derivative contracts to hedge exposures to fluctuations in interest rates and foreign currency exchange rates. Certain derivative instruments designated as either cash flow hedges or fair value hedges are subject to hedge accounting. Derivative instruments that are not subject to hedge accounting are held as economic hedges. The Company’s policies prohibit the use of derivatives for speculation or trading. At the inception of each hedge relationship, the Company documents its risk management objectives, procedures and accounting treatment.

The Company has elected not to offset derivative positions in the balance sheet with the same counterparty under the same master netting agreements. The Company is not required to post or receive collateral under these agreements. Exposure limits and minimum credit ratings are used to minimize the risks of counterparty default. The Company had no material exposures to default at December 31, 2012.

The Company uses regression analysis to assess effectiveness of interest-rate contracts on a quarterly basis. For foreign-exchange contracts, the Company performs quarterly assessments to ensure that critical terms continue to match. All components of the derivative instrument’s gain or loss are included in the assessment of hedge effectiveness. Gains or losses on the ineffective portion of cash flow hedges are recognized currently in earnings. Hedge accounting is discontinued prospectively when the Company determines that a derivative financial instrument has ceased to be a highly effective hedge.

Foreign Currency Translation: For most of the Company’s foreign subsidiaries, the local currency is the functional currency. All assets and liabilities are translated at year-end exchange rates and all income statement amounts are translated at the weighted average rates for the period. Translation adjustments are recorded in accumulated other comprehensive (loss) income. The Company uses the U.S. dollar as the functional currency for all but one of its Mexican subsidiaries, which uses the local currency. For the U.S. functional currency entities in Mexico, inventories, cost of sales, property, plant and equipment and depreciation are remeasured at historical rates and resulting adjustments are included in net income.

2012 Adjustment: During the fourth quarter of 2012, the Company recorded a correction of $12.7 (before tax) to capitalize certain manufacturing assets that had been previously expensed in the first three quarters of 2012. The net income and earnings per share impact of this adjustment in the fourth quarter is $9.0 and $.03, respectively. The Company evaluated the correction in relation to the fourth quarter of 2012 and the year ended December 31, 2012, as well as the first three quarters of 2012, and concluded that the adjustment is not material to any of these periods.

Earnings per Share: Basic earnings per common share are computed by dividing earnings by the weighted average number of common shares outstanding, plus the effect of any participating securities. Diluted earnings per common share are computed assuming that all potentially dilutive securities are converted into common shares under the treasury stock method. The dilutive and antidilutive options are shown separately in the table below:

Year Ended December 31,	2012	2011	2010
Additional shares	730,000	1,082,000	1,234,000
Antidilutive options	2,602,000	1,249,800	1,642,600

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. While many of the amendments were clarifications to the existing guidance and are intended to align U.S. GAAP and International Financial Reporting Standards (IFRS), the ASU changed some fair value measurement principles and disclosure requirements. The Company adopted ASU 2011-04 in the first quarter of 2012; the implementation of this amendment resulted in additional disclosures (see note P), but did not have a significant impact on the Company’s consolidated financial statements.

The FASB issued ASU 2011-05, Presentation of Comprehensive Income, in June 2011, which was subsequently amended by ASU 2011-12 in December 2011. The new guidance requires entities to present components of net income and comprehensive income in either a combined financial statement or in two separate but consecutive statements of net income and comprehensive income. The Company adopted ASU 2011-05 as amended in the first quarter of 2012. The Company has elected to present components of net income combined with a total for comprehensive income in a single continuous statement in its consolidated interim financial statements and two separate, consecutive statements of net income and comprehensive income in the consolidated annual financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires disclosure of additional information about reclassification adjustments from other comprehensive income. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company will provide the new disclosures in 2013.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, an update to ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASUs require entities with derivatives, repurchase agreements and securities borrowing and lending transactions that are either offset on the balance sheet, or subject to a master netting arrangement, to provide expanded disclosures about the nature of the rights of offset. The updated ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company will provide the expanded disclosures in 2013.

Investments In Marketable Debt Securities	12 Months Ended
Dec. 31, 2012
Investments In Marketable Debt Securities
B.	INVESTMENTS IN MARKETABLE DEBT SECURITIES

Marketable debt securities consisted of the following at December 31:

2012	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$217.2	$1.5	$.1	$218.6
U.S. corporate securities	59.8	.3		60.1
U.S. government and agency securities	.8			.8
Non-U.S. government securities	349.3	5.8	.1	355.0
Non-U.S. corporate securities	447.5	1.4	.2	448.7
Other debt securities	108.9	.6		109.5

	$1,183.5	$9.6	$.4	$1,192.7

2011	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$291.9	$2.6	$.1	$294.4
U.S. corporate securities	27.4	.3	.2	27.5
U.S. government and agency securities	1.9			1.9
Non-U.S. government securities	361.2	6.0	.1	367.1
Non-U.S. corporate securities	148.0	.5	.2	148.3
Other debt securities	70.3	.6		70.9

	$900.7	$10.0	$.6	$910.1

The cost of marketable debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Amortization, accretion, interest and dividend income and realized gains and losses are included in investment income. The cost of securities sold is based on the specific identification method. The proceeds from sales and maturities of marketable securities during 2012 were $768.3. Gross realized gains were $3.8, $3.2 and $.7 and gross realized losses were $.3, $1.3 and $.1 for the years ended December 31, 2012, 2011 and 2010, respectively.

There were no marketable debt securities that have been in an unrealized loss position for 12 months or greater at December 31, 2012. The fair value of marketable debt securities that were in an unrealized loss position for 12 months or greater at December 31, 2011 was $8.0 and the associated unrealized loss was $.1. The fair value of marketable debt securities that have been in an unrealized loss position for less than 12 months at December 31, 2012 was $291.0 and the associated unrealized loss was $.4. The fair value of marketable debt securities that were in an unrealized loss position for less than 12 months at December 31, 2011 was $120.4 and the associated unrealized loss was $.5.

For the investment securities in gross unrealized loss positions identified above, the Company does not intend to sell the investment securities. It is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses and the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

Contractual maturities at December 31, 2012 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$466.0	$468.2
One to five years	717.3	724.3
Six to ten years	.2	.2

	$1,183.5	$1,192.7

Marketable debt securities included nil and $7.1 of variable-rate demand obligations (VRDOs) at December 31, 2012 and 2011, respectively. VRDOs are debt instruments with long-term scheduled maturities which have interest rates that reset periodically.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
C.	INVENTORIES

Inventories include the following:

At December 31,	2012	2011
Finished products	$432.0	$436.2
Work in process and raw materials	519.8	439.6

	951.8	875.8
Less LIFO reserve	(169.4)	(165.4)

	$782.4	$710.4

Inventories valued using the LIFO method comprised 49% and 45% of consolidated inventories before deducting the LIFO reserve at December 31, 2012 and 2011, respectively.

Finance And Other Receivables	12 Months Ended
Dec. 31, 2012
Finance And Other Receivables
D.	FINANCE AND OTHER RECEIVABLES

Finance and other receivables include the following:

At December 31,	2012	2011
Loans	$3,738.2	$3,114.8
Direct financing leases	2,489.3	2,187.8
Sales-type finance leases	916.8	795.8
Dealer wholesale financing	1,541.0	1,517.1
Operating lease and other trade receivables	112.0	111.0
Unearned interest: Finance leases	(369.0)	(327.8)

	$8,428.3	$7,398.7

Less allowance for losses:
Loans and leases	(112.6)	(118.5)
Dealer wholesale financing	(11.8)	(11.7)
Operating lease and other trade receivables	(5.6)	(8.8)

	$8,298.3	$7,259.7

The net activity of sales-type finance leases, dealer direct loans and dealer wholesale financing on new trucks is shown in the operating section of the Consolidated Statements of Cash Flows since those receivables finance the sale of Company inventory.

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES
2013	$1,229.0	$1,002.9
2014	938.9	776.1
2015	743.7	611.2
2016	499.2	450.5
2017	290.2	244.6
Thereafter	37.2	114.8

	$3,738.2	$3,200.1

Estimated residual values included with finance leases amounted to $206.0 in 2012 and $209.4 in 2011. Experience indicates substantially all of dealer wholesale financing will be repaid within one year. In addition, repayment experience indicates that some loans, leases and other finance receivables will be paid prior to contract maturity, while others may be extended or modified.

For the following credit quality disclosures, financial receivables are classified as dealer wholesale, dealer retail and customer retail segments. Customer retail receivables are further segregated between fleet and owner/operator classes. Each individual class has similar measurement attributes, risk characteristics and common methods to monitor and assess credit risk. The wholesale segment consists of truck inventory financing to PACCAR dealers. The customer retail segment consists of loans and leases directly to customers for the acquisition of commercial vehicles and related equipment. The dealer retail segment consists of loans and leases to participating dealers and franchises that use the proceeds to fund customers’ acquisition of commercial vehicles and related equipment. The fleet class consists of customer retail accounts operating more than five trucks. All other customer retail accounts are considered owner/operator.

Allowance for Credit Losses: The allowance for credit losses is summarized as follows:

	2012
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$11.7	$106.5	$12.0	$8.8	$139.0
Provision for losses	1.8	13.1	1.4	3.7	20.0
Charge-offs		(32.1)		(6.6)	(38.7)
Recoveries		7.0		.4	7.4
Currency translation and other	(1.7)	4.7		(.7)	2.3

Balance at December 31	$11.8	$99.2	$13.4	$5.6	$130.0

	2011
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$7.5	$123.4	$10.1	$4.0	$145.0
Provision for losses	5.8	19.8	1.9	13.9	41.4
Charge-offs	(1.4)	(47.3)		(10.2)	(58.9)
Recoveries		12.7		1.2	13.9
Currency translation and other	(.2)	(2.1)		(.1)	(2.4)

Balance at December 31	$11.7	$106.5	$12.0	$8.8	$139.0

*	Operating lease and other trade receivables.

	2010
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$10.5	$142.4	$10.7	$4.0	$167.6
Provision for losses	.2	53.9	(.7)	7.6	61.0
Charge-offs	(2.9)	(88.0)		(6.9)	(97.8)
Recoveries	.3	14.0		.2	14.5
Currency translation and other	(.6)	1.1	.1	(.9)	(.3)

Balance at December 31	$7.5	$123.4	$10.1	$4.0	$145.0

*	Operating lease and other trade receivables.

Information regarding finance receivables evaluated and determined individually and collectively is as follows:

		RETAIL
At December 31, 2012	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.6	$67.4	$.1	$71.1
Allowance for impaired finance receivables determined individually	2.2	10.8		13.0
Recorded investment for finance receivables evaluated collectively	1,537.4	5,278.2	1,429.6	8,245.2
Allowance for finance receivables determined collectively	9.6	88.4	13.4	111.4

		RETAIL
At December 31, 2011	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$95.6	$.4	$114.4
Allowance for impaired finance receivables determined individually	2.2	25.6	.1	27.9
Recorded investment for finance receivables evaluated collectively	1,498.7	4,454.8	1,219.8	7,173.3
Allowance for finance receivables determined collectively	9.5	80.9	11.9	102.3

The recorded investment for finance receivables that are on non-accrual status in the wholesale segment and the fleet, owner/operator and retail dealer portfolio classes as of December 31, 2012 is $3.1, $42.8, $11.7 and $.1, respectively, and as of December 31, 2011 was $17.8, $63.6, $17.7 and $.4, respectively.

Impaired Loans: Impaired loans with no specific reserves were $6.8 and $2.5 at December 31, 2012 and 2011, respectively. Impaired loans with a specific reserve are summarized below. The impaired loans with specific reserve represent the unpaid principal balance.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$3.6	$43.9	$6.8		$54.3
Associated allowance	(2.2)	(7.3)	(1.2)		(10.7)

Net carrying amount of impaired loans	$1.4	$36.6	$5.6		$43.6

Average recorded investment	$9.4	$35.0	$9.2		$53.6

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5		$57.8
Associated allowance	(2.2)	(6.0)	(2.6)		(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9		$47.0

Average recorded investment	$14.4	$28.1	$13.6	$.6	$56.7

During the period the loans above were considered impaired, interest income recognized on a cash basis is as follows:

	2012	2011	2010
Interest income recognized:
Wholesale	$.1	$.4	$.1
Fleet	1.2	2.7	1.7
Owner / Operator	.8	2.0	.2

	$2.1	$5.1	$2.0

Credit Quality: The Company’s customers are principally concentrated in the transportation industry in North America, Europe and Australia. The Company’s portfolio is diversified over a large number of customers and dealers with no single customer or dealer balances representing over 4% of the total portfolio. The Company retains as collateral a security interest in the related equipment.

At the inception of each contract, the Company considers the credit risk based on a variety of credit quality factors including prior payment experience, customer financial information, credit-rating agency ratings, loan-to-value ratios and other internal metrics. On an ongoing basis, the Company monitors credit quality based on past-due status and collection experience as the Company has found a meaningful correlation between the past due status of customers and the risk of loss.

The Company has three credit quality indicators: performing, watch and at-risk. Performing accounts pay in accordance with the contractual terms and are not considered high risk. Watch accounts include accounts 31 to 90 days past due and large accounts that are performing but are considered to be high-risk. Watch accounts are not impaired. At-risk accounts are accounts that are impaired, including TDRs, accounts over 90 days past-due and other accounts on non-accrual status. The Company uses historical data and known trends to categorize each credit quality indicator. The tables below summarize the Company’s finance receivables by credit quality indicator and portfolio class.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,479.1	$3,878.4	$1,365.6	$1,423.3	$8,146.4
Watch	58.3	23.5	10.7	6.3	98.8
At-risk	3.6	54.7	12.7	.1	71.1

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,460.6	$3,051.7	$1,361.0	$1,211.1	$7,084.4
Watch	38.0	28.5	13.7	8.7	88.9
At-risk	18.4	76.1	19.5	.4	114.4

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

The tables below summarize the Company’s finance receivables by aging category. In determining past due status, the Company considers the entire contractual account balance past due when any installment is over 30 days past due.

Substantially all customer accounts that were greater than 30 days past due prior to credit modification became current upon modification for aging purposes.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,537.0	$3,934.8	$1,369.0	$1,429.7	$8,270.5
31 - 60 days past due	.5	9.4	7.9		17.8
Greater than 60 days past due	3.5	12.4	12.1		28.0

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,498.7	$3,095.4	$1,365.2	$1,220.2	$7,179.5
31 - 60 days past due	.5	11.2	11.9		23.6
Greater than 60 days past due	17.8	49.7	17.1		84.6

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

Troubled Debt Restructurings: The balance of TDRs was $38.5 and $26.0 at December 31, 2012 and 2011, respectively. At modification date, the pre-modification and post-modification recorded investment balances by portfolio class are as follows:

	2012		2011
	RECORDED INVESTMENT		RECORDED INVESTMENT
	PRE-MODIFICATION	POST-MODIFICATION	PRE-MODIFICATION	POST-MODIFICATION
Fleet	$64.0	$54.2	$27.7	$27.5
Owner / Operator	2.7	2.7	5.6	5.6

	$66.7	$56.9	$33.3	$33.1

The decrease in the post-modification recorded investment in 2012 primarily reflects a TDR of one large customer in the U.S during the fourth quarter of 2012. The restructuring resulted in a charge-off of $8.2 at December 31, 2012. A specific reserve had been provided for this exposure in prior periods. The effect on the allowance for credit losses from such modifications was not significant at December 31, 2011.

The post-modification recorded investment in finance receivables modified as TDRs during the previous twelve months that subsequently defaulted (i.e., became more than 30 days past-due) in the year ended December 31, 2012 was $19.3 and $.6 for fleet and owner/operator, respectively.

Repossessions: When the Company determines a customer is not likely to meet its contractual commitments, the Company repossesses the vehicles which serve as collateral for the loans, finance leases and equipment under operating lease. The Company records the vehicles as used truck inventory included in Financial Services other assets on the balance sheet. The balance of repossessed inventory at December 31, 2012 and 2011 is $20.9 and $16.0 respectively. Proceeds from the sales of repossessed assets were $62.2, $80.1 and $135.3 for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are included in proceeds from asset disposals in the Consolidated Statements of Cash Flows. Write-downs of repossessed equipment on operating leases are recorded as impairments and included in Financial Services depreciation and other expense on the Consolidated Statements of Income.

Equipment On Operating Leases	12 Months Ended
Dec. 31, 2012
Equipment On Operating Leases
E.	EQUIPMENT ON OPERATING LEASES

A summary of equipment on operating leases for Truck, Parts and Other and for the Financial Services segment is as follows:

	TRUCK, PARTS AND OTHER		FINANCIAL SERVICES
At December 31,	2012	2011	2012	2011
Equipment on operating leases	$1,183.7	$939.0	$2,778.2	$2,373.2
Less allowance for depreciation	(325.8)	(259.9)	(747.4)	(662.5)

	$857.9	$679.1	$2,030.8	$1,710.7

Annual minimum lease payments due on Financial Services operating leases beginning January 1, 2013 are $473.6, $337.0, $214.9, $105.7, $35.9 and $4.9 thereafter.

When the equipment is sold subject to an RVG, the full sales price is received from the customer. A liability is established for the residual value obligation with the remainder of the proceeds recorded as deferred lease revenue. These amounts are summarized below:

	TRUCK, PARTS AND OTHER
At December 31,	2012	2011
Residual value guarantees	$496.3	$392.0
Deferred lease revenues	407.2	320.0

	$903.5	$712.0

The deferred lease revenue is amortized on a straight-line basis over the RVG contract period. At December 31, 2012, the annual amortization of deferred revenues beginning January 1, 2013 is $99.1, $105.9, $99.3, $60.8, $31.8 and $10.3 thereafter. Annual maturities of the RVGs beginning January 1, 2013 are $120.8, $129.2, $121.0, $74.1, $38.7 and $12.5 thereafter.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
F.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2012	2011
Land		$231.0	$211.6
Buildings and improvements	10-40 years	960.1	938.7
Machinery, equipment and production tooling	3-12 years	2,678.6	2,387.9
Construction in progress		667.9	552.2

		4,537.6	4,090.4
Less allowance for depreciation		(2,224.7)	(2,117.1)

		$2,312.9	$1,973.3

Accounts Payable, Accrued Expenses and Other	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses and Other
G.	ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER

Accounts payable, accrued expenses and other include the following:

At December 31,	2012	2011
Truck, Parts and Other:
Accounts payable	$838.0	$1,098.9
Product support reserves	360.3	310.4
Accrued expenses	261.7	209.9
Accrued capital expenditures	241.1	245.5
Salaries and wages	210.3	197.4
Other	256.9	315.3

	$2,168.3	$2,377.4

Product Support Liabilities	12 Months Ended
Dec. 31, 2012
Product Support Liabilities
H.	PRODUCT SUPPORT LIABILITIES

Changes in product support liabilities are summarized as follows:

	2012	2011	2010
Beginning balance	$448.7	$372.2	$386.4
Cost accruals and revenue deferrals	305.4	304.3	172.4
Payments and revenue recognized	(219.7)	(219.6)	(171.3)
Currency translation	6.3	(8.2)	(15.3)

Ending balance	$540.7	$448.7	$372.2

Product support liabilities are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2012	2011
Truck, Parts and Other:
Accounts payable, accrued expenses and other	$360.3	$310.4
Other liabilities	170.7	74.6
Financial Services:
Deferred taxes and other liabilities	9.7	63.7

	$540.7	$448.7

Borrowings And Credit Arrangements	12 Months Ended
Dec. 31, 2012
Borrowings And Credit Arrangements
I.	BORROWINGS AND CREDIT ARRANGEMENTS

Truck, Parts and Other long-term debt at December 31, 2012 and 2011, consisted of $150.0 of notes with an effective interest rate of 6.9% which mature in February 2014.

Financial Services borrowings include the following:

	2012		2011
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS
Commercial paper	1.1%	$3,325.0	1.3%	$3,673.6
Medium-term bank loans	5.5%	237.7	6.9%	236.3

		3,562.7		3,909.9
Term notes	2.1%	4,167.4	3.4%	2,595.5

	1.8%	$7,730.1	2.3%	$6,505.4

The commercial paper and term notes of $7,492.4 and $6,269.1 at December 31, 2012 and 2011 include a net effect of fair value hedges and unamortized discounts of $7.4 and $7.1, respectively. The effective rate is the weighted average rate as of December 31, 2012 and 2011 and includes the effects of interest-rate contracts.

The annual maturities of the Financial Services borrowings are as follows:

Beginning January 1, 2013	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
2013	$3,325.4	$18.4	$550.0	$3,893.8
2014		180.8	1,545.8	1,726.6
2015		23.1	1,454.6	1,477.7
2016
2017		15.4	609.2	624.6

	$3,325.4	$237.7	$4,159.6	$7,722.7

Interest paid on borrowings was $149.9, $192.1 and $230.2 in 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, the Company capitalized interest on borrowings of $10.3 in Truck, Parts and Other in each respective year.

The primary sources of borrowings in the capital markets are commercial paper and medium-term notes issued in the public markets, and to a lesser extent, bank loans. The medium-term notes are issued by PACCAR Inc, PACCAR Financial Corp. (PFC), PACCAR Financial Europe and PACCAR Financial Mexico.

In December 2011, PACCAR Inc filed a shelf registration under the Securities Act of 1933. The current registration expires in the fourth quarter of 2014 and does not limit the principal amount of debt securities that may be issued during the period. The total amount of medium-term notes outstanding for PACCAR Inc as of December 31, 2012 was $500.0.

In November 2012, the Company’s U.S. finance subsidiary, PFC, filed a shelf registration under the Securities Act of 1933 effective for a three year period. The total amount of medium-term notes outstanding for PFC as of December 31, 2012 was $2,700.0. In February 2013, PFC issued $500.0 of medium-term notes under this registration. The registration expires in the fourth quarter of 2015 and does not limit the principal amount of debt securities that may be issued during that period.

At December 31, 2012, the Company’s European finance subsidiary, PACCAR Financial Europe, had €717.2 available for issuance under a €1,500.0 medium-term note program registered with the London Stock Exchange. The program was renewed in the second quarter of 2012 and is renewable annually through the filing of a new prospectus.

In April 2011, PACCAR Financial Mexico registered a 10,000.0 peso medium-term note and commercial paper program with the Comision Nacional Bancaria y de Valores. The registration expires in 2016 and limits the amount of commercial paper (up to one year) to 5,000.0 pesos. At December 31, 2012, 7,330.0 pesos remained available for issuance.

The Company has line of credit arrangements of $3,680.6, of which $3,442.9 were unused at December 31, 2012. Included in these arrangements are $3,000.0 of syndicated bank facilities. Of the $3,000.0 syndicated bank facilities, $1,000.0 matures in June 2013, $1,000.0 matures in June 2016 and $1,000.0 matures in June 2017. The Company intends to replace these credit facilities as they expire with facilities of similar amounts and duration. These credit facilities are maintained primarily to provide backup liquidity for commercial paper borrowings and maturing medium-term notes. There were no borrowings under the syndicated bank facilities for the year ended December 31, 2012.

Leases	12 Months Ended
Dec. 31, 2012
Leases
J.	LEASES

The Company leases certain facilities and computer equipment under operating leases. Leases expire at various dates through the year 2019. At January 1, 2013, annual minimum rent payments under non-cancelable operating leases having initial or remaining terms in excess of one year are $20.8, $15.8, $11.6, $8.1, $5.6 and $3.2 thereafter. For the years ended December 31, 2012, 2011 and 2010, total rental expenses under all leases amounted to $29.1, $29.0 and $29.7, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
K.	COMMITMENTS AND CONTINGENCIES

The Company is involved in various stages of investigations and cleanup actions in different countries related to environmental matters. In certain of these matters, the Company has been designated as a “potentially responsible party” by domestic and foreign environmental agencies. The Company has an undiscounted accrual to provide for the estimated costs to investigate and complete cleanup actions where it is probable that the Company will incur such costs in the future. Expenditures related to environmental activities in the years ended December 31, 2012, 2011 and 2010 were $1.7, $1.2 and $1.3, respectively.

While the timing and amount of the ultimate costs associated with future environmental cleanup cannot be determined, management expects that these matters will not have a significant effect on the Company’s consolidated financial position.

At December 31, 2012, PACCAR had standby letters of credit of $17.7, which guarantee various insurance and financing activities. At December 31, 2012, PACCAR’s financial services companies, in the normal course of business, had outstanding commitments to fund new loan and lease transactions amounting to $365.1. The commitments generally expire in 90 days. The Company had other commitments, primarily to purchase production inventory, equipment and energy, amounting to $166.1 in 2013 and $282.9 thereafter.

PACCAR is a defendant in various legal proceedings and, in addition, there are various other contingent liabilities arising in the normal course of business. After consultation with legal counsel, management does not anticipate that disposition of these proceedings and contingent liabilities will have a material effect on the consolidated financial statements.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
L.	EMPLOYEE BENEFITS

Severance Costs: The Company incurred severance expense in 2012, 2011 and 2010 of $4.8, $.8 and $1.2, respectively.

Defined Benefit Pension Plans: PACCAR has several defined benefit pension plans, which cover a majority of its employees. The Company evaluates its actuarial assumptions on an annual basis and considers changes based upon market conditions and other factors.

The Company funds its pensions in accordance with applicable employee benefit and tax laws. The Company contributed $190.8 to its pension plans in 2012 and $84.7 in 2011. The Company expects to contribute in the range of $100.0 to $150.0 to its pension plans in 2013, of which $15.6 is estimated to satisfy minimum funding requirements. Annual benefits expected to be paid beginning January 1, 2013 are $67.1, $71.0, $75.4, $81.5, $85.6 and for the five years thereafter, a total of $508.6.

Plan assets are invested in global equity and debt securities through professional investment managers with the objective to achieve targeted risk adjusted returns and maintain liquidity sufficient to fund current benefit payments. Typically, each defined benefit plan has an investment policy that includes a target for asset mix including maximum and minimum ranges for allocation percentages by investment category. The actual allocation of assets may vary at times based upon rebalancing policies and other factors. The Company periodically assesses the target asset mix by evaluating external sources of information regarding the long-term historical return, volatilities and expected future returns for each investment category. In addition, the long-term rates of return assumptions for pension accounting are reviewed annually to ensure they are appropriate. Target asset mix and forecast long-term returns by asset category are considered in determining the assumed long-term rates of return, although historical returns realized are given some consideration.

The fair value of mutual funds, common stocks and U.S. treasuries is determined using the market approach and is based on the quoted prices in active markets. These securities are categorized as Level 1. The fair value of commingled trust funds is determined using the market approach and is based on the unadjusted net asset value per unit as determined by the sponsor of the fund based on the fair values of underlying investments. These securities are categorized as Level 2. The fair value of debt securities is determined using the market approach and is based on the quoted market prices of the securities or other observable inputs. These securities are categorized as Level 2.

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2012	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$549.9	$549.9
Global equities			566.3	566.3

Total equities	50 - 70%		1,116.2	1,116.2

Fixed income:
U.S. fixed income		$230.8	275.8	506.6
Non-U.S. fixed income			234.9	234.9

Total fixed income	30 - 50%	230.8	510.7	741.5

Cash and other		.3	43.0	43.3

Total plan assets		$231.1	$1,669.9	$1,901.0

At December 31, 2011	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$456.3	$456.3
Global equities			450.5	450.5

Total equities	50 - 70%		906.8	906.8

Fixed income:
U.S. fixed income		$224.5	196.7	421.2
Non-U.S. fixed income			183.1	183.1

Total fixed income	30 - 50%	224.5	379.8	604.3

Cash and other		4.6	34.2	38.8

Total plan assets		$229.1	$1,320.8	$1,549.9

The following additional data relates to all pension plans of the Company, except for certain multi-employer and defined contribution plans:

At December 31,	2012	2011
Weighted average assumptions:
Discount rate	4.0%	4.5%
Rate of increase in future compensation levels	3.8%	3.9%
Assumed long-term rate of return on plan assets	6.6%	6.9%

The components of the change in projected benefit obligation and change in plan assets are as follows:

	2012	2011
Change in projected benefit obligation:
Benefit obligation at January 1	$1,808.1	$1,485.6
Service cost	64.1	45.5
Interest cost	81.4	81.6
Benefits paid	(71.1)	(59.5)
Actuarial loss	163.8	259.1
Currency translation and other	18.3	(7.5)
Participant contributions	3.4	3.3

Projected benefit obligation at December 31	$2,068.0	$1,808.1

Change in plan assets:
Fair value of plan assets at January 1	$1,549.9	$1,445.4
Employer contributions	190.8	84.7
Actual return on plan assets	208.8	79.0
Benefits paid	(71.1)	(59.5)
Currency translation and other	19.2	(3.0)
Participant contributions	3.4	3.3

Fair value of plan assets at December 31	1,901.0	1,549.9

Funded status at December 31	$(167.0)	$(258.2)

Amounts recorded on balance sheet:	2012	2011
Other noncurrent assets	$10.0	$.4
Other liabilities	(177.0)	(258.6)
Accumulated other comprehensive loss:
Actuarial loss	490.4	469.3
Prior service cost	5.7	8.3
Net initial transition amount	.4	.5

Of the December 31, 2012 amounts in accumulated other comprehensive loss, $43.9 of unrecognized actuarial loss and $1.3 of unrecognized prior service cost are expected to be amortized into net pension expense in 2013.

The accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and defined contribution plans was $1,794.7 at December 31, 2012 and $1,601.5 at December 31, 2011.

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2012	2011
Projected benefit obligation	$214.5	$324.9
Accumulated benefit obligation	198.8	299.4
Fair value of plan assets	123.5	203.2

The components of pension expense are as follows:

Year Ended December 31,	2012	2011	2010
Service cost	$64.1	$45.5	$37.5
Interest on projected benefit obligation	81.4	81.6	76.5
Expected return on assets	(110.8)	(105.1)	(98.2)
Amortization of prior service costs	1.4	1.5	1.8
Recognized actuarial loss	39.2	24.7	14.7
Settlement loss	4.8

Net pension expense	$80.1	$48.2	$32.3

Multi-employer Plans: The Company participates in multi-employer plans in the U.S. and Europe. These are typically under collective bargaining agreements and cover its union-represented employees. The Company’s participation in the following multi-employer plans for the years ended December 31 follows:

	EIN	PENSION PLAN NUMBER
			COMPANY CONTRIBUTIONS
PENSION PLAN			2012	2011	2010
Metal and Electrical Engineering Industry Pension Fund		135668	$22.0	$22.7	$22.2
Western Metal Industry Pension Plan	91-6033499	001	1.6	1.8	.5
Other Plans			1.0	.6	.5

			$24.6	$25.1	$23.2

The Company contributions shown in the table above approximates the multi-employer pension expense for each of the years ended December 31, 2012, 2011 and 2010, respectively.

Metal and Electrical Engineering Industry Pension Fund is a multi-employer union plan incorporating all DAF employees in the Netherlands and is covered by a collective bargaining agreement that will expire on June 30, 2013. The Company’s contributions were less than 5% of the total contributions to the plan for the last two reporting periods ending December 2012. The plan is required by law (the Netherlands Pension Act) to have a coverage ratio in excess of 100%. Because the coverage ratio of the plan was 95% at November 30, 2012 (most readily available information), a funding improvement plan is in place. In February 2013, a decision to reduce pension benefits as part of the funding improvement plan was approved.

The Western Metal Industry Pension Plan is located in the U.S. and is covered by a collective bargaining agreement that will expire on October 30, 2015. In accordance with the U.S. Pension Protection Act of 2006, the plan was certified as critical (red) status and a funding improvement plan has been implemented requiring an under-funded penalty of approximately 10% of the base contribution. For the last two reporting periods ending December 2012, contributions by the Company were greater than 5% and less than 10% of the total contributions to the plan.

Other plans are principally located in the U.S. For the last two reporting periods, none are under funding improvement plans and Company contributions to these plans are less than 5% of each plan’s total contributions.

There were no significant changes for the multi-employer plans in the periods presented that affected comparability between periods.

Defined Contribution Plans: The Company maintains several defined contribution benefit plans whereby it contributes designated amounts on behalf of participant employees. The largest plan is for U.S. salaried employees where the Company matches a percentage of employee contributions up to an annual limit. The match was 5% of eligible pay in 2012 and 2011 and 3% in 2010. Other plans are located in Australia, Canada, the Netherlands and Belgium. Expenses for these plans were $33.6, $29.3 and $23.0 in 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
M.	INCOME TAXES

The Company’s tax rate is based on income and statutory tax rates in the various jurisdictions in which the Company operates. Tax law requires certain items to be included in the Company’s tax returns at different times than the items reflected in the Company’s financial statements. As a result, the Company’s annual tax rate reflected in its financial statements is different than that reported in its tax returns. Some of these differences are permanent, such as expenses that are not deductible in the Company’s tax return, and some differences reverse over time, such as depreciation expense. These temporary differences create deferred tax assets and liabilities. The Company establishes valuation allowances for its deferred tax assets if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2012	2011	2010

Domestic	$786.6	$607.0	$186.3
Foreign	842.3	899.9	474.0

	$1,628.9	$1,506.9	$660.3

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2012	2011	2010
Current provision:
Federal	$126.2	$.4	$24.5
State	31.5	20.5	8.2
Foreign	207.9	219.6	123.7

	365.6	240.5	156.4
Deferred provision (benefit):
Federal	134.4	207.8	24.6
State	9.5	3.4	(7.1)
Foreign	7.8	12.9	28.8

	151.7	224.1	46.3

	$517.3	$464.6	$202.7

Tax benefits recognized for net operating loss carryforwards were $3.2, $8.1 and $1.6 for the years ended 2012, 2011 and 2010, respectively.

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Tax on foreign earnings	(3.1)	(3.3)	(3.9)
Other, net	(.1)	(.9)	(.4)

	31.8%	30.8%	30.7%

The Company has not provided a deferred tax liability for the temporary differences of approximately $3,900.0 related to the investments in foreign subsidiaries that are considered to be indefinitely reinvested. The amount of the deferred tax liability would be approximately $740.0 as of December 31, 2012.

Included in domestic taxable income for 2012, 2011 and 2010 are $256.0, $311.0 and $169.0 of foreign earnings, respectively, which are not indefinitely reinvested, for which domestic taxes of $22.1, $28.5 and $16.5, respectively, were provided as the difference between the domestic and foreign rate on those earnings.

At December 31, 2012, the Company had net operating loss carryforwards of $426.3, of which $192.7 related to foreign subsidiaries and $233.6 related to states in the U.S. The related deferred tax asset was $64.2. The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws. The future tax benefits of net operating loss carryforwards are evaluated on a regular basis, including a review of historical and projected operating results.

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Assets:
Accrued expenses	$179.9	$138.6
Postretirement benefit plans	64.4	94.1
Net operating loss carryforwards	64.2	58.6
Allowance for losses on receivables	50.4	50.1
Tax credit carryfowards		15.8
Other	83.3	89.1

	442.2	446.3
Valuation allowance	(21.2)	(16.4)

	421.0	429.9

Liabilities:
Financial Services leasing depreciation	(775.8)	(721.8)
Depreciation and amortization	(241.4)	(161.3)
Other	(14.1)	(12.1)

	(1,031.3)	(895.2)

Net deferred tax liability	$(610.3)	$(465.3)

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Truck, Parts and Other:
Other current assets	$151.2	$126.0
Other noncurrent assets, net	40.9	126.3
Accounts payable, accrued expenses and other	(1.7)	(1.0)
Other liabilities	(90.7)	(41.0)
Financial Services:
Other assets	72.4	55.1
Deferred taxes and other liabilities	(782.4)	(730.7)

Net deferred tax liability	$(610.3)	$(465.3)

Cash paid for income taxes was $448.2, $284.0 and $82.9 in 2012, 2011 and 2010, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at January 1	$18.3	$43.1	$37.0
Additions for tax positions related to the current year	1.0	.9	2.5
Additions for tax positions related to prior years	9.9	5.6	23.9
Reductions for tax positions related to prior years	(5.2)	(22.9)	(10.7)
Reductions related to settlements	(.3)	(7.7)	(.4)
Lapse of statute of limitations	(.3)	(.7)	(9.2)

Balance at December 31	$23.4	$18.3	$43.1

The Company had $23.4 and $18.3 of unrecognized tax benefits, of which $1.9 and $2.0 would impact the effective tax rate, if recognized, as of December 31, 2012, and 2011, respectively.

The Company recognized $1.0 of expense, $2.1 of income and $1.8 of expense related to interest and penalties for the years ended December 2012, 2011 and 2010, respectively. Accrued interest expense and penalties were $6.7 and $5.7 at December 31, 2012 and 2011, respectively. Interest and penalties are classified as income taxes in the Consolidated Statements of Income.

The Company does not anticipate that there will be a material increase or decrease in the total amount of unrecognized tax benefits in the next twelve months. As of December 31, 2012, the United States Internal Revenue Service has completed examinations of the Company’s tax returns for all years through 2008. The Company’s tax returns for other major jurisdictions remain subject to examination for the years ranging from 2005 through 2012.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
N.	STOCKHOLDERS’ EQUITY

Accumulated Other Comprehensive (Loss) Income: Following are the components of accumulated other comprehensive (loss) income:

At December 31,	2012	2011	2010
Unrealized gain on investments	$9.2	$9.4	$.8
Tax effect	(2.6)	(2.8)	(.3)

	6.6	6.6	.5

Unrealized loss on derivative contracts	(39.0)	(32.3)	(27.1)
Tax effect	11.8	10.3	9.2

	(27.2)	(22.0)	(17.9)

Pension and postretirement:
Unrecognized:
Actuarial loss	(751.9)	(722.5)	(465.1)
Prior service cost	(8.6)	(12.3)	(13.9)
Net initial obligation	(.6)	(.6)	(.7)
Tax effect	264.6	257.3	167.3

	(496.5)	(478.1)	(312.4)

Currency translation adjustment	357.6	274.5	371.1

Accumulated other comprehensive (loss) income	$(159.5)	$(219.0)	$41.3

Other Capital Stock Changes: In 2012 and 2011, the Company purchased and retired 4.2 million and 9.2 million treasury shares, respectively. In 2010, the Company retired .4 million of its common shares held as treasury stock.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments
O.	DERIVATIVE FINANCIAL INSTRUMENTS

As part of its risk management strategy, the Company enters into derivative contracts to hedge against interest rate and foreign currency risk.

Interest-Rate Contracts: The Company enters into various interest-rate contracts, including interest-rate swaps and cross currency interest-rate swaps. Interest-rate swaps involve the exchange of fixed for floating rate or floating for fixed rate interest payments based on the contractual notional amounts in a single currency. Cross currency interest-rate swaps involve the exchange of notional amounts and interest payments in different currencies. The Company is exposed to interest-rate and exchange-rate risk caused by market volatility as a result of its borrowing activities. The objective of these contracts is to mitigate the fluctuations on earnings, cash flows and fair value of borrowings. Net amounts paid or received are reflected as adjustments to interest expense.

At December 31, 2012, the notional amount of the Company’s interest-rate contracts was $3,196.1. Notional maturities for all interest-rate contracts are $716.3 for 2013, $1,364.1 for 2014, $863.8 for 2015, $39.5 for 2016, $209.8 for 2017 and $2.6 thereafter. The majority of these contracts are floating to fixed swaps that effectively convert an equivalent amount of commercial paper and other variable rate debt to fixed rates.

Foreign-Exchange Contracts: The Company enters into foreign-exchange contracts to hedge certain anticipated transactions and assets and liabilities denominated in foreign currencies, particularly the Canadian dollar, the euro, the British pound, the Australian dollar, the Brazilian real and the Mexican peso. The objective is to reduce fluctuations in earnings and cash flows associated with changes in foreign currency exchange rates. At December 31, 2012, the notional amount of the outstanding foreign-exchange contracts was $265.3. Foreign-exchange contracts mature within one year.

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2012		2011
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$4.6		$1.4
Deferred taxes and other liabilities		$111.7		$107.6
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	.2		.1
Accounts payable, accrued expenses and other		.1		2.1

Total	$4.8	$111.8	$1.5	$109.7

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets			$.8
Deferred taxes and other liabilities		$.6		$.4
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	$.3		.1
Accounts payable, accrued expenses and other		.2		.3
Financial Services:
Deferred taxes and other liabilities		.4		.1

Total	$.3	$1.2	$.9	$.8

Fair Value Hedges: Changes in the fair value of derivatives designated as fair value hedges are recorded in earnings together with the changes in fair value of the hedged item attributable to the risk being hedged. The expense or (income) recognized in earnings related to fair value hedges was included in interest and other borrowing expenses in the Financial Services segment of the Consolidated Statements of Comprehensive Income as follows:

Year Ended December 31,	2012	2011	2010
Interest-rate swaps	$(3.8)	$(4.4)	$(1.0)
Term notes	4.5	3.7	.9

Cash Flow Hedges: Substantially all of the Company’s interest-rate contracts and some foreign-exchange contracts have been designated as cash flow hedges. Changes in the fair value of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive (loss) income to the extent such hedges are considered effective. The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows is 5.4 years.

Amounts in accumulated other comprehensive (loss) income are reclassified into net income in the same period in which the hedged transaction affects earnings. Net realized gains and losses from interest-rate contracts are recognized as an adjustment to interest expense. Net realized gains and losses from foreign-exchange contracts are recognized as an adjustment to cost of sales or to financial services interest expense, consistent with the hedged transaction. For the periods ended December 31, 2012, 2011 and 2010, the Company recognized gains on the ineffective portion of $.5, $.8 and $2.3, respectively.

The following table presents the pre-tax effects of derivative instruments recognized in other comprehensive income and earnings:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Loss (gain) recognized in other comprehensive income:
Truck, Parts and Other		$1.3		$(2.3)		$(.2)
Financial Services	$27.9		$55.2		$77.0

Total	$27.9	$1.3	$55.2	$(2.3)	$77.0	$(.2)

Expense (income) reclassified from accumulated other comprehensive (loss) income into income:

Truck, Parts and Other:
Cost of sales and revenues		$3.2		$(4.1)		$(.4)
Interest and other (income) expense, net		.2
Financial Services:
Interest and other borrowing expenses	$19.3		$51.8		$123.5

Total	$19.3	$3.4	$51.8	$(4.1)	$123.5	$(.4)

The amount of loss recorded in accumulated other comprehensive (loss) income at December 31, 2012 that is estimated to be reclassified to interest expense or cost of sales in the following 12 months if interest rates and exchange rates remain unchanged is approximately $44.8, net of taxes. The fixed interest earned on finance receivables will offset the amount recognized in interest expense, resulting in a stable interest margin consistent with the Company’s risk management strategy.

Economic Hedges: For other risk management purposes, the Company enters into derivative instruments not designated as hedges that do not qualify for hedge accounting. These derivative instruments are used to mitigate the risk of market volatility arising from borrowings and foreign currency denominated transactions. Changes in the fair value of economic hedges are recorded in earnings in the period in which the change occurs.

The expense or (income) recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck, Parts and Other:
Cost of sales and revenues		$(.3)		$.2		$.2
Interest and other (income) expense, net		(.5)		(2.8)	$.6	8.0
Financial Services:
Interest and other borrowing expenses	$1.0	.6	$(4.1)	(1.2)	(7.8)

Total	$1.0	$(.2)	$(4.1)	$(3.8)	$(7.2)	$8.2

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
P.	FAIR VALUE MEASUREMENTS

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs to valuation techniques used to measure fair value are either observable or unobservable. These inputs have been categorized into the fair value hierarchy described below.

Level 1 – Valuations are based on quoted prices that the Company has the ability to obtain in actively traded markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market or exchange traded market, valuation of these instruments does not require a significant degree of judgment.

Level 2 – Valuations are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuations are based on model-based techniques for which some or all of the assumptions are obtained from indirect market information that is significant to the overall fair value measurement and which require a significant degree of management judgment.

There were no transfers of assets or liabilities between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012. The Company’s policy is to recognize transfers between levels at the end of the reporting period.

The Company uses the following methods and assumptions to measure fair value for assets and liabilities subject to recurring fair value measurements.

Marketable Securities: The Company’s marketable debt securities consist of municipal bonds, government obligations, investment-grade corporate obligations, commercial paper, asset-backed securities and term deposits. The fair value of U.S. government obligations is determined using the market approach and is based on quoted prices in active markets and are categorized as Level 1.

The fair value of non-U.S. government bonds, municipal bonds, corporate bonds, asset-backed securities, commercial paper, and term deposits is determined using the market approach and is primarily based on matrix pricing as a practical expedient which does not rely exclusively on quoted prices for a specific security. Significant inputs used to determine fair value include interest rates, yield curves, credit rating of the security and other observable market information and are categorized as Level 2.

Derivative Financial Instruments: The Company’s derivative contracts consist of interest-rate swaps, cross currency swaps and foreign currency exchange contracts. These derivative contracts are traded over the counter and their fair value is determined using industry standard valuation models, which are based on the income approach (i.e., discounted cash flows). The significant observable inputs into the valuation models include interest rates, yield curves, currency exchange rates, credit default swap spreads and forward spot rates and are categorized as Level 2.

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2012	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$218.6	$218.6
U.S. corporate securities		60.1	60.1
U.S. government and agency securities	$.6	.2	.8
Non-U.S. government securities		355.0	355.0
Non-U.S. corporate securities		448.7	448.7
Other debt securities		109.5	109.5

Total marketable debt securities	$.6	$1,192.1	$1,192.7

Derivatives
Interest-rate swaps		$1.6	$1.6
Cross currency swaps		3.0	3.0
Foreign-exchange contracts		.5	.5

Total derivative assets		$5.1	$5.1

Liabilities:
Derivatives
Cross currency swaps		$74.1	$74.1
Interest-rate swaps		38.2	38.2
Foreign-exchange contracts		.7	.7

Total derivative liabilities		$113.0	$113.0

At December 31, 2011	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$294.4	$294.4
U.S. corporate securities		27.5	27.5
U.S. government and agency securities	$1.9		1.9
Non-U.S. government securities		367.1	367.1
Non-U.S. corporate securities		148.3	148.3
Other debt securities		70.9	70.9

Total marketable debt securities	$1.9	$908.2	$910.1

Derivatives
Interest-rate swaps		$1.4	$1.4
Cross currency swaps		.8	.8
Foreign-exchange contracts		.2	.2

Total derivative assets		$2.4	$2.4

Liabilities:
Derivatives
Cross currency swaps		$74.7	$74.7
Interest-rate swaps		33.3	33.3
Foreign-exchange contracts		2.5	2.5

Total derivative liabilities		$110.5	$110.5

Fair	Value Disclosure of Other Financial Instruments

For financial instruments that are not recognized at fair value, the Company uses the following methods and assumptions to determine the fair value. These instruments are categorized as Level 2, except fixed-rate loans which are categorized as Level 3.

Cash and Cash Equivalents: Carrying amounts approximate fair value.

Financial Services Net Receivables: For floating-rate loans, wholesale financings, and accrued rents and other trade receivables, carrying values approximate fair values. For fixed-rate loans, fair values are estimated using the income approach by discounting cash flows to their present value based on current rates for comparable loans. Finance lease receivables and related allowance for credit losses have been excluded from the accompanying table.

Debt: The carrying amounts of financial services commercial paper, variable-rate bank loans and variable-rate term notes approximate fair value. For fixed-rate debt, fair values are estimated using the income approach by discounting cash flows to their present value based on current rates for comparable debt.

The Company’s estimate of fair value for fixed-rate loans and debt that are not carried at fair value at December 31, 2012 and December 31, 2011 was as follows:

At December 31,	2012		2011
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$3,361.7	$3,434.8	$2,740.1	$2,776.1

Liabilities:
Truck, Parts and Other fixed-rate debt	$150.0	$160.6	$150.0	$167.6
Financial Services fixed-rate debt	$3,277.2	$3,350.5	$1,958.6	$2,021.1

Stock Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans
Q.	STOCK COMPENSATION PLANS

PACCAR has certain plans under which officers and key employees may be granted options to purchase shares of the Company’s authorized but unissued common stock under plans approved by stockholders. Non-employee directors and certain officers may be granted restricted shares of the Company’s common stock under plans approved by stockholders. Options outstanding under these plans were granted with exercise prices equal to the fair market value of the Company’s common stock at the date of grant. Options expire no later than ten years from the grant date and generally vest after three years. Restricted stock awards generally vest over three years or earlier upon meeting certain age and service requirements.

The Company recognizes compensation cost on these options and restricted stock awards on a straight-line basis over the requisite period the employee is required to render service. The maximum number of shares of the Company’s common stock authorized for issuance under these plans is 46.7 million shares and as of December 31, 2012, the maximum number of shares available for future grants was 17.4 million.

The estimated fair value of each option award is determined on the date of grant using the Black-Scholes-Merton option pricing model that uses assumptions noted in the following table. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatility is based on historical volatility. The dividend yield is based on an estimated future dividend yield using projected net income for the next five years, implied dividends and Company stock price. The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2012	2011	2010
Risk-free interest rate	.74%	2.22%	2.48%
Expected volatility	47%	45%	44%
Expected dividend yield	3.8%	2.8%	2.5%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$12.67	$16.45	$11.95

The fair value of options granted was $12.0, $10.9 and $11.7 for the years ended December 31, 2012, 2011 and 2010, respectively. The fair value of options vested during the years ended December 31, 2012, 2011 and 2010 was $8.9, $7.6 and $4.9, respectively.

A summary of activity under the Company’s stock plans is presented below:

	2012	2011	2010
Intrinsic value of options exercised	$15.4	$13.5	$33.7
Cash received from stock option exercises	13.9	10.9	22.0
Tax benefit related to stock option exercises	4.4	4.7	10.8
Stock based compensation	13.9	13.8	8.5
Tax benefit related to stock based compensation	5.2	5.2	3.2

The summary of options as of December 31, 2012 and changes during the year then ended is presented below:

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE
Options outstanding at January 1	4,975,300	$35.53
Granted	947,000	43.24
Exercised	(664,800)	20.84
Cancelled	(214,700)	43.89

Options outstanding at December 31	5,042,800	$38.56	5.90	$33.7

Vested and expected to vest	4,833,600	$38.17	5.77	$36.5

Exercisable	2,803,700	$35.23	4.08	$26.5

*	Weighted Average

The fair value of restricted shares is determined based upon the stock price on the date of grant. The summary of nonvested restricted shares as of December 31, 2012 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*
Nonvested awards outstanding at January 1	153,900	$43.72
Granted	113,800	42.14
Vested	(74,400)	42.61
Forfeited	(41,200)	45.58

Nonvested awards outstanding at December 31	152,100	$43.68

*	Weighted Average

As of December 31, 2012, there was $9.6 of total unrecognized compensation cost related to nonvested stock options, which is recognized over a remaining weighted average vesting period of 1.62 years. Unrecognized compensation cost related to nonvested restricted stock awards of $1.7 is expected to be recognized over a remaining weighted average vesting period of 1.58 years.

A total of 187,500 performance based restricted stock awards were granted in 2008 and 2007 at a weighted average fair value of $43.61. These awards vest after five years if the Company’s earnings per share growth over the same five year period meet or exceed certain performance goals. No matching shares were granted under this program in 2012, 2011 or 2010.

The fair value of the performance based restricted stock awards were determined based on the stock price on the grant date. Compensation expense for awards with performance conditions is recorded only when it is probable that the requirements will be achieved. As of December 31, 2012, the requirements were not achieved.

Segment and Related Information	12 Months Ended
Dec. 31, 2012
Segment and Related Information
R.	SEGMENT AND RELATED INFORMATION

PACCAR operates in three principal segments: Truck, Parts and Financial Services. In 2012, PACCAR modified its management reporting which resulted in Truck and Parts being identified as separate reportable segments. Disclosures for the prior periods have been adjusted to reflect the change in reportable segments.

The Truck segment includes the manufacture of trucks and the Parts segment includes the distribution of related aftermarket parts, both of which are sold through a network of independent dealers. These segments derive a large proportion of their revenues and operating profits from operations in North America and Europe. To reflect the benefit the Parts segment receives from the Truck segment, certain factory overhead, research and development, engineering and SG&A expenses are allocated from the Truck segment to the Parts segment. The Financial Services segment is composed of finance and leasing products and services provided to truck customers and dealers. Revenues are primarily generated from operations in North America and Europe.

Included in All Other is PACCAR’s industrial winch manufacturing business. Also within this category are other sales, income and expenses not attributable to a reportable segment, including a portion of corporate expense. Intercompany interest income on cash advances to the financial services companies is included in All Other and was $.9, $.6 and nil for 2012, 2011 and 2010, respectively. Geographic revenues from external customers are presented based on the country of the customer.

PACCAR evaluates the performance of its Truck and Parts segments based on operating profits, which excludes investment income, other income and expense and income taxes. The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2012	2011	2010
Revenues:
United States	$8,234.8	$7,389.8	$4,195.8
Europe	4,282.3	5,104.0	3,472.3
Other	4,533.4	3,861.4	2,624.8

	$17,050.5	$16,355.2	$10,292.9

Property, plant and equipment, net:
United States	$1,182.5	$1,059.1	$846.4
The Netherlands	529.7	467.1	381.6
Other	600.7	447.1	445.7

	$2,312.9	$1,973.3	$1,673.7

Equipment on operating leases, net:
United States	$1,019.7	$871.2	$666.9
United Kingdom	425.3	374.8	384.9
Germany	390.8	350.6	334.0
Other	1,052.9	793.2	633.5

	$2,888.7	$2,389.8	$2,019.3

Business Segment Data	2012	2011	2010
Net sales and revenues:

Truck	$13,797.1	$13,359.2	$7,408.5
Less intersegment	(665.6)	(728.5)	(365.6)

External customers	13,131.5	12,630.7	7,042.9

Parts	2,712.1	2,617.1	2,225.3
Less intersegment	(44.6)	(40.1)	(30.9)

External customers	2,667.5	2,577.0	2,194.4

All Other	152.7	118.2	87.8

	15,951.7	15,325.9	9,325.1
Financial Services	1,098.8	1,029.3	967.8

	$17,050.5	$16,355.2	$10,292.9

Income before income taxes:
Truck	$920.4	$864.7	$187.5
Parts	374.6	394.1	313.5
All Other	(7.0)	(26.5)	(15.3)

	1,288.0	1,232.3	485.7
Financial Services	307.8	236.4	153.5
Investment income	33.1	38.2	21.1

	$1,628.9	$1,506.9	$660.3

Depreciation and amortization:
Truck	$308.8	$311.8	$269.7
Parts	5.9	6.8	7.0
All Other	10.6	9.2	9.0

	325.3	327.8	285.7
Financial Services	375.6	346.0	337.5

	$700.9	$673.8	$623.2

Expenditures for long-lived assets:
Truck	$816.0	$876.9	$371.4
Parts	17.1	2.2	2.5
All Other	22.8	28.2	4.3

	855.9	907.3	378.2
Financial Services	943.1	934.3	505.6

	$1,799.0	$1,841.6	$883.8

Segment assets:
Truck	$4,530.2	$4,043.9	$3,156.0
Parts	707.8	641.4	586.2
All Other	198.4	185.3	181.2
Cash and marketable securities	2,395.9	2,900.7	2,432.5

	7,832.3	7,771.3	6,355.9
Financial Services	10,795.5	9,401.4	7,878.2

	$18,627.8	$17,172.7	$14,234.1

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of Operations

Description of Operations: PACCAR Inc (the Company or PACCAR) is a multinational company operating in three principal segments (1) the Truck segment includes the design and manufacture of high-quality, light-, medium- and heavy-duty commercial trucks, (2) the Parts segment includes the distribution of aftermarket parts for trucks and related commercial vehicles and (3) the Financial Services segment (PFS) derives its earnings primarily from financing or leasing PACCAR products in the U.S., Canada, Mexico, Europe and Australia. PACCAR’s sales and revenues are derived primarily from North America and Europe. The Company also operates in Australia and sells trucks and parts to customers in Asia, Africa, Middle East and South America.

Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned domestic and foreign subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition:

Truck, Parts and Other: Substantially all sales and revenues of trucks and related aftermarket parts are recorded by the Company when products are shipped to dealers or customers, except for certain truck shipments that are subject to a residual value guarantee to the customer. Revenues related to these shipments are recognized on a straight-line basis over the guarantee period (see Note E). At the time certain truck and parts sales to a dealer are recognized, the Company records an estimate of any future sales incentive costs related to such sales. The estimate is based on historical data and announced incentive programs. In the Truck and Parts segments, the Company grants extended payment terms on selected receivables. Interest is charged for the period beyond standard payment terms. Interest income is recorded as earned.

Financial Services: Interest income from finance and other receivables is recognized using the interest method. Certain loan origination costs are deferred and amortized to interest income over the expected life of the contracts, generally 36 to 60 months, using the straight-line method which approximates the interest method. For operating leases, rental revenue is recognized on a straight-line basis over the lease term. Rental revenues for the years ended December 31, 2012, 2011 and 2010 were $551.5, $527.8 and $464.9, respectively. Depreciation and related leased unit operating expenses were $434.9, $412.5 and $385.6, for December 31, 2012, 2011 and 2010, respectively.

Recognition of interest income and rental revenue is suspended (put on non-accrual status) when the receivable becomes more than 90 days past the contractual due date or earlier if some other event causes the Company to determine that collection is not probable. Accordingly, no finance receivables more than 90 days past due were accruing interest at December 31, 2012 or December 31, 2011. Recognition is resumed if the receivable becomes current by the payment of all amounts due under the terms of the existing contract and collection of remaining amounts is considered probable (if not contractually modified) or if the customer makes scheduled payments for three months and collection of remaining amounts is considered probable (if contractually modified). Payments received while the finance receivable is impaired or on non-accrual status are applied to interest and principal in accordance with the contractual terms.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash equivalents consist of liquid investments with a maturity at date of purchase of 90 days or less.
Marketable Debt Securities

Marketable Debt Securities: The Company’s investments in marketable debt securities are classified as available-for-sale. These investments are stated at fair value with any unrealized gains or losses, net of tax, included as a component of accumulated other comprehensive (loss) income.

The Company utilizes third-party pricing services for all of its marketable debt security valuations. The Company reviews the pricing methodology used by the third-party pricing services including the manner employed to collect market information. On a periodic basis, the Company also performs review and validation procedures on the pricing information received from the third-party providers. These procedures help ensure that the fair value information used by the Company is determined in accordance with applicable accounting guidance.

The Company evaluates its investment in marketable debt securities at the end of each reporting period to determine if a decline in fair value is other than temporary. Realized losses are recognized upon management’s determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment, including whether the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk.

In assessing default risk, the Company considers the collectability of principal and interest payments by monitoring changes to issuers’ credit ratings, specific credit events associated with individual issuers as well as the credit ratings of any financial guarantor, and the extent and duration to which amortized cost exceeds fair value.

In assessing market interest rate risk, including benchmark interest rates and credit spreads, the Company considers its intent for selling the securities and whether it is more likely than not the Company will be able to hold these securities until the recovery of any unrealized losses.

Receivables

Receivables:

Trade and Other Receivables: The Company’s trade and other receivables are recorded at cost, net of allowances. At December 31, 2012 and 2011, respectively, trade and other receivables include trade receivables from customers of $768.0 and $835.4 and other receivables of $134.1 and $142.4 relating primarily to value added tax receivables and supplier allowances and rebates.

Finance and Other Receivables:

Loans – Loans represent fixed- or floating-rate loans to customers collateralized by the vehicles purchased and are recorded at amortized cost.

Finance leases – Finance leases are retail direct financing leases and sales-type finance leases, which lease equipment to retail customers and dealers. These leases are reported as the sum of minimum lease payments receivable and estimated residual value of the property subject to the contracts, reduced by unearned interest which is shown separately.

Dealer wholesale financing – Dealer wholesale financing is floating-rate wholesale loans to PACCAR dealers for new and used trucks and are recorded at amortized cost. The loans are collateralized by the trucks being financed.

Operating lease and other trade receivables – Operating lease and other trade receivables are monthly rentals due on operating leases, interest on loans and other amounts due within one year in the normal course of business.

Allowance for Credit Losses

Allowance for Credit Losses:

Truck, Parts and Other: The Company historically has not experienced significant losses or past due amounts on trade and other receivables in its Truck, Parts and Other businesses. The Company’s Truck, Parts and Other trade receivable past dues are determined based on contractual payment terms. Accounts are considered past due once the unpaid balance is over 30 days outstanding. Accounts are charged off against the allowance for credit losses when, in the judgment of management, they are considered to be uncollectible. The allowance for credit losses for Truck, Parts and Other was $3.2 for both the years ended December 31, 2012 and 2011. Net charge-offs were $.3, $1.1 and $.2 for the years ended December 31, 2012, 2011 and 2010, respectively.

Financial Services: The Company continuously monitors the payment performance of all its finance receivables. For large retail finance customers and dealers with wholesale financing, the Company regularly reviews their financial statements and makes site visits and phone contact as appropriate. If the Company becomes aware of circumstances that could cause those customers or dealers to face financial difficulty, whether or not they are past due, the customers are placed on a watch list.

The Company modifies loans and finance leases as a normal part of its Financial Services operations. The Company may modify loans and finance leases for commercial reasons or for credit reasons. Modifications for commercial reasons are changes to contract terms for customers that are not considered to be in financial difficulty. Modifications for credit reasons are changes to contract terms for customers considered to be in financial difficulty. The Company’s modifications typically result in granting more time to pay the contractual amounts owed and charging a fee and interest for the term of the modification.

When considering whether to modify customer accounts for credit reasons, the Company evaluates the creditworthiness of the customers and modifies those accounts that the Company considers likely to perform under the modified terms. When the Company modifies loans and finance leases for credit reasons and grants a concession, the modifications are classified as troubled debt restructurings (TDRs). The Company does not typically grant credit modifications for customers that do not meet minimum underwriting standards since the Company normally repossesses the financed equipment in these circumstances. When such modifications do occur, they are considered TDRs.

On average, modifications extended contractual terms by approximately seven months in 2012 and nine months in 2011 and did not have a significant effect on the weighted average term or interest rate of the total portfolio at December 31, 2012 and December 31, 2011.

The Company has developed a systematic methodology for determining the allowance for credit losses for its two portfolio segments, retail and wholesale. The retail segment consists of retail loans and direct and sales-type finance leases, net of unearned interest. The wholesale segment consists of truck inventory financing loans to dealers that are collateralized by trucks and other collateral. The wholesale segment generally has less risk than the retail segment. Wholesale receivables generally are shorter in duration than retail receivables, and the Company requires monthly reporting of the wholesale dealer’s financial condition, conducts periodic audits of the trucks being financed and in many cases, obtains personal guarantees or other security such as dealership assets. In determining the allowance for credit losses, retail loans and finance leases are evaluated together since they relate to a similar customer base, their contractual terms require regular payment of principal and interest generally over 36 to 60 months and they are secured by the same type of collateral. The allowance for credit losses consists of both specific and general reserves.

The Company individually evaluates certain finance receivables for impairment. Finance receivables which are evaluated individually for impairment consist of all wholesale accounts and certain large retail accounts with past due balances or otherwise determined to be at a higher risk of loss. A finance receivable is impaired if it is considered probable the Company will be unable to collect all contractual interest and principal payments as scheduled. In addition, all retail loans and leases which have been classified as TDRs and all customer accounts over 90 days past due are considered impaired. Generally, impaired accounts are on non-accrual status. Impaired accounts classified as TDRs which have been performing for 90 consecutive days are placed on accrual status if it is deemed probable that the Company will collect all principal and interest payments.

Impaired receivables are considered collateral dependent. Large balance retail and all wholesale impaired receivables are individually evaluated to determine the appropriate reserve for losses. The determination of reserves for large balance impaired receivables considers the fair value of the associated collateral. When the underlying collateral fair value exceeds the Company’s loss exposure, no reserve is recorded. Small balance impaired receivables with similar risk characteristics are evaluated as a separate pool to determine the appropriate reserve for losses using the historical loss information discussed below.

For finance receivables that are not individually impaired, the Company collectively evaluates and determines the general allowance for credit losses for both retail and wholesale receivables based on historical loss information, using past-due account data and current market conditions. Information used includes assumptions regarding the likelihood of collecting current and past-due accounts, repossession rates, the recovery rate on the underlying collateral based on used truck values and other pledged collateral or recourse. The Company has developed a range of loss estimates for each of its country portfolios based on historical experience, taking into account loss frequency and severity in both strong and weak truck market conditions. A projection is made of the range of estimated credit losses inherent in the portfolio from which an amount is determined as probable based on current market conditions and other factors impacting the creditworthiness of the Company’s borrowers and their ability to repay. After determining the appropriate level of the allowance for credit losses, the provision for losses on finance receivables is charged to income as necessary to reflect management’s estimate of incurred credit losses, net of recoveries, inherent in the portfolio.

In determining the fair value of the collateral, the Company uses a pricing matrix and categorizes the fair value as Level 2 in the hierarchy of fair value measurement. The pricing matrix is reviewed quarterly and updated as appropriate. The pricing matrix considers the make, model and year of the equipment as well as recent sales prices of comparable equipment through wholesale channels to the Company’s dealers (principal market). The fair value of the collateral also considers the overall condition of the equipment.

Accounts are charged-off against the allowance for credit losses when, in the judgment of management, they are considered uncollectable (generally upon repossession of the collateral). Typically the timing between the repossession and charge-off is not significant. In cases where repossession is delayed (e.g., for legal proceedings), the Company records partial charge-offs. The charge-off is determined by comparing the fair value of the collateral, less cost to sell, to the recorded investment.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost of inventories in the U.S. is determined principally by the last-in, first-out (LIFO) method. Cost of all other inventories is determined principally by the first-in, first-out (FIFO) method. Cost of sales and revenues include shipping and handling costs charged to customers.

Equipment on Operating Lease

Equipment on Operating Leases: The Company leases equipment under operating leases to customers in the Financial Services segment. In addition, in the Truck segment, equipment sold to customers in Europe subject to a residual value guarantee (RVG) by the Company is accounted for as an operating lease. Equipment is recorded at cost and is depreciated on the straight-line basis to the lower of the estimated residual value or guarantee value. Lease and guarantee periods generally range from three to five years. Estimated useful lives of the equipment range from four to nine years. The Company reviews residual values of equipment on operating leases periodically to determine that recorded amounts are appropriate.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed principally by the straight-line method based on the estimated useful lives of the various classes of assets. Certain production tooling is amortized on a unit of production basis.

Long-lived Assets and Goodwill

Long-lived Assets and Goodwill: The Company evaluates the carrying value of property, plant and equipment when events and circumstances warrant a review. Goodwill is tested for impairment at least on an annual basis. There were no impairment charges for the three years ended December 31, 2012. Goodwill was $139.4 and $136.7 at December 31, 2012 and 2011, respectively.

Product Support Liabilities

Product Support Liabilities: Product support liabilities are estimated future payments related to product warranties, optional extended warranties and repair and maintenance (R&M) contracts. The Company generally offers one year warranties covering most of its vehicles and related aftermarket parts. Specific terms and conditions vary depending on the product and the country of sale. Optional extended warranty and R&M contracts can be purchased for periods which generally range up to five years. Warranty expenses and reserves are estimated and recorded at the time products or contracts are sold based on historical data regarding the source, frequency and cost of claims, net of any recoveries. The Company periodically assesses the adequacy of its recorded liabilities and adjusts them as appropriate to reflect actual experience. Revenue from extended warranty contracts is deferred and recognized to income on a straight-line basis over the contract period. Warranty costs on these contracts are recognized as incurred.

Derivative Financial Instruments

Derivative Financial Instruments: As part of its risk management strategy, the Company enters into derivative contracts to hedge exposures to fluctuations in interest rates and foreign currency exchange rates. Certain derivative instruments designated as either cash flow hedges or fair value hedges are subject to hedge accounting. Derivative instruments that are not subject to hedge accounting are held as economic hedges. The Company’s policies prohibit the use of derivatives for speculation or trading. At the inception of each hedge relationship, the Company documents its risk management objectives, procedures and accounting treatment.

The Company has elected not to offset derivative positions in the balance sheet with the same counterparty under the same master netting agreements. The Company is not required to post or receive collateral under these agreements. Exposure limits and minimum credit ratings are used to minimize the risks of counterparty default. The Company had no material exposures to default at December 31, 2012.

The Company uses regression analysis to assess effectiveness of interest-rate contracts on a quarterly basis. For foreign-exchange contracts, the Company performs quarterly assessments to ensure that critical terms continue to match. All components of the derivative instrument’s gain or loss are included in the assessment of hedge effectiveness. Gains or losses on the ineffective portion of cash flow hedges are recognized currently in earnings. Hedge accounting is discontinued prospectively when the Company determines that a derivative financial instrument has ceased to be a highly effective hedge.

Foreign Currency Translation

Foreign Currency Translation: For most of the Company’s foreign subsidiaries, the local currency is the functional currency. All assets and liabilities are translated at year-end exchange rates and all income statement amounts are translated at the weighted average rates for the period. Translation adjustments are recorded in accumulated other comprehensive (loss) income. The Company uses the U.S. dollar as the functional currency for all but one of its Mexican subsidiaries, which uses the local currency. For the U.S. functional currency entities in Mexico, inventories, cost of sales, property, plant and equipment and depreciation are remeasured at historical rates and resulting adjustments are included in net income.

2012 Adjustment

2012 Adjustment: During the fourth quarter of 2012, the Company recorded a correction of $12.7 (before tax) to capitalize certain manufacturing assets that had been previously expensed in the first three quarters of 2012. The net income and earnings per share impact of this adjustment in the fourth quarter is $9.0 and $.03, respectively. The Company evaluated the correction in relation to the fourth quarter of 2012 and the year ended December 31, 2012, as well as the first three quarters of 2012, and concluded that the adjustment is not material to any of these periods.

Earnings per Share

Earnings per Share: Basic earnings per common share are computed by dividing earnings by the weighted average number of common shares outstanding, plus the effect of any participating securities. Diluted earnings per common share are computed assuming that all potentially dilutive securities are converted into common shares under the treasury stock method. The dilutive and antidilutive options are shown separately in the table below:

Year Ended December 31,	2012	2011	2010
Additional shares	730,000	1,082,000	1,234,000
Antidilutive options	2,602,000	1,249,800	1,642,600

New Accounting Pronouncements

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. While many of the amendments were clarifications to the existing guidance and are intended to align U.S. GAAP and International Financial Reporting Standards (IFRS), the ASU changed some fair value measurement principles and disclosure requirements. The Company adopted ASU 2011-04 in the first quarter of 2012; the implementation of this amendment resulted in additional disclosures (see note P), but did not have a significant impact on the Company’s consolidated financial statements.

The FASB issued ASU 2011-05, Presentation of Comprehensive Income, in June 2011, which was subsequently amended by ASU 2011-12 in December 2011. The new guidance requires entities to present components of net income and comprehensive income in either a combined financial statement or in two separate but consecutive statements of net income and comprehensive income. The Company adopted ASU 2011-05 as amended in the first quarter of 2012. The Company has elected to present components of net income combined with a total for comprehensive income in a single continuous statement in its consolidated interim financial statements and two separate, consecutive statements of net income and comprehensive income in the consolidated annual financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires disclosure of additional information about reclassification adjustments from other comprehensive income. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company will provide the new disclosures in 2013.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, an update to ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASUs require entities with derivatives, repurchase agreements and securities borrowing and lending transactions that are either offset on the balance sheet, or subject to a master netting arrangement, to provide expanded disclosures about the nature of the rights of offset. The updated ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company will provide the expanded disclosures in 2013.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Dilutive and Antidilutive Options

The dilutive and antidilutive options are shown separately in the table below:

Year Ended December 31,	2012	2011	2010
Additional shares	730,000	1,082,000	1,234,000
Antidilutive options	2,602,000	1,249,800	1,642,600

Investments In Marketable Debt Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Debt Securities

Marketable debt securities consisted of the following at December 31:

2012	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$217.2	$1.5	$.1	$218.6
U.S. corporate securities	59.8	.3		60.1
U.S. government and agency securities	.8			.8
Non-U.S. government securities	349.3	5.8	.1	355.0
Non-U.S. corporate securities	447.5	1.4	.2	448.7
Other debt securities	108.9	.6		109.5

	$1,183.5	$9.6	$.4	$1,192.7

2011	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$291.9	$2.6	$.1	$294.4
U.S. corporate securities	27.4	.3	.2	27.5
U.S. government and agency securities	1.9			1.9
Non-U.S. government securities	361.2	6.0	.1	367.1
Non-U.S. corporate securities	148.0	.5	.2	148.3
Other debt securities	70.3	.6		70.9

	$900.7	$10.0	$.6	$910.1

Contractual Maturities of Debt Securities

Contractual maturities at December 31, 2012 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$466.0	$468.2
One to five years	717.3	724.3
Six to ten years	.2	.2

	$1,183.5	$1,192.7

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories Table

Inventories include the following:

At December 31,	2012	2011
Finished products	$432.0	$436.2
Work in process and raw materials	519.8	439.6

	951.8	875.8
Less LIFO reserve	(169.4)	(165.4)

	$782.4	$710.4

Finance And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Finance and Other Receivables

Finance and other receivables include the following:

At December 31,	2012	2011
Loans	$3,738.2	$3,114.8
Direct financing leases	2,489.3	2,187.8
Sales-type finance leases	916.8	795.8
Dealer wholesale financing	1,541.0	1,517.1
Operating lease and other trade receivables	112.0	111.0
Unearned interest: Finance leases	(369.0)	(327.8)

	$8,428.3	$7,398.7

Less allowance for losses:
Loans and leases	(112.6)	(118.5)
Dealer wholesale financing	(11.8)	(11.7)
Operating lease and other trade receivables	(5.6)	(8.8)

	$8,298.3	$7,259.7

Annual Minimum Payments Due on Finance Receivables

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES
2013	$1,229.0	$1,002.9
2014	938.9	776.1
2015	743.7	611.2
2016	499.2	450.5
2017	290.2	244.6
Thereafter	37.2	114.8

	$3,738.2	$3,200.1

Allowance for Credit Losses

The allowance for credit losses is summarized as follows:

	2012
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$11.7	$106.5	$12.0	$8.8	$139.0
Provision for losses	1.8	13.1	1.4	3.7	20.0
Charge-offs		(32.1)		(6.6)	(38.7)
Recoveries		7.0		.4	7.4
Currency translation and other	(1.7)	4.7		(.7)	2.3

Balance at December 31	$11.8	$99.2	$13.4	$5.6	$130.0

	2011
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$7.5	$123.4	$10.1	$4.0	$145.0
Provision for losses	5.8	19.8	1.9	13.9	41.4
Charge-offs	(1.4)	(47.3)		(10.2)	(58.9)
Recoveries		12.7		1.2	13.9
Currency translation and other	(.2)	(2.1)		(.1)	(2.4)

Balance at December 31	$11.7	$106.5	$12.0	$8.8	$139.0

*	Operating lease and other trade receivables.

	2010
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$10.5	$142.4	$10.7	$4.0	$167.6
Provision for losses	.2	53.9	(.7)	7.6	61.0
Charge-offs	(2.9)	(88.0)		(6.9)	(97.8)
Recoveries	.3	14.0		.2	14.5
Currency translation and other	(.6)	1.1	.1	(.9)	(.3)

Balance at December 31	$7.5	$123.4	$10.1	$4.0	$145.0

*	Operating lease and other trade receivables.

Finance Receivables Summary by those Evaluated Collectively and Individually

Information regarding finance receivables evaluated and determined individually and collectively is as follows:

		RETAIL
At December 31, 2012	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.6	$67.4	$.1	$71.1
Allowance for impaired finance receivables determined individually	2.2	10.8		13.0
Recorded investment for finance receivables evaluated collectively	1,537.4	5,278.2	1,429.6	8,245.2
Allowance for finance receivables determined collectively	9.6	88.4	13.4	111.4

		RETAIL
At December 31, 2011	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$95.6	$.4	$114.4
Allowance for impaired finance receivables determined individually	2.2	25.6	.1	27.9
Recorded investment for finance receivables evaluated collectively	1,498.7	4,454.8	1,219.8	7,173.3
Allowance for finance receivables determined collectively	9.5	80.9	11.9	102.3

Summary of Impaired Loans and Specific Reserve

The impaired loans with specific reserve represent the unpaid principal balance.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$3.6	$43.9	$6.8		$54.3
Associated allowance	(2.2)	(7.3)	(1.2)		(10.7)

Net carrying amount of impaired loans	$1.4	$36.6	$5.6		$43.6

Average recorded investment	$9.4	$35.0	$9.2		$53.6

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5		$57.8
Associated allowance	(2.2)	(6.0)	(2.6)		(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9		$47.0

Average recorded investment	$14.4	$28.1	$13.6	$.6	$56.7

Summary of Interest Income Recognized on Cash Basis

During the period the loans above were considered impaired, interest income recognized on a cash basis is as follows:

	2012	2011	2010
Interest income recognized:
Wholesale	$.1	$.4	$.1
Fleet	1.2	2.7	1.7
Owner / Operator	.8	2.0	.2

	$2.1	$5.1	$2.0

Finance Receivables by Credit Quality Indicator and Portfolio Class

The tables below summarize the Company’s finance receivables by credit quality indicator and portfolio class.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,479.1	$3,878.4	$1,365.6	$1,423.3	$8,146.4
Watch	58.3	23.5	10.7	6.3	98.8
At-risk	3.6	54.7	12.7	.1	71.1

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,460.6	$3,051.7	$1,361.0	$1,211.1	$7,084.4
Watch	38.0	28.5	13.7	8.7	88.9
At-risk	18.4	76.1	19.5	.4	114.4

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

Financing Receivables by Aging Category

Substantially all customer accounts that were greater than 30 days past due prior to credit modification became current upon modification for aging purposes.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,537.0	$3,934.8	$1,369.0	$1,429.7	$8,270.5
31 - 60 days past due	.5	9.4	7.9		17.8
Greater than 60 days past due	3.5	12.4	12.1		28.0

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,498.7	$3,095.4	$1,365.2	$1,220.2	$7,179.5
31 - 60 days past due	.5	11.2	11.9		23.6
Greater than 60 days past due	17.8	49.7	17.1		84.6

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

Pre- and Post-Modification Recorded Investment Balances by Portfolio Class

At modification date, the pre-modification and post-modification recorded investment balances by portfolio class are as follows:

	2012		2011
	RECORDED INVESTMENT		RECORDED INVESTMENT
	PRE-MODIFICATION	POST-MODIFICATION	PRE-MODIFICATION	POST-MODIFICATION
Fleet	$64.0	$54.2	$27.7	$27.5
Owner / Operator	2.7	2.7	5.6	5.6

	$66.7	$56.9	$33.3	$33.1

Equipment On Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Equipment on Operating Leases for Truck Parts and Other Segment and for Financial Services Segment

A summary of equipment on operating leases for Truck, Parts and Other and for the Financial Services segment is as follows:

	TRUCK, PARTS AND OTHER		FINANCIAL SERVICES
At December 31,	2012	2011	2012	2011
Equipment on operating leases	$1,183.7	$939.0	$2,778.2	$2,373.2
Less allowance for depreciation	(325.8)	(259.9)	(747.4)	(662.5)

	$857.9	$679.1	$2,030.8	$1,710.7

Residual Value Obligation and Deferred Lease Revenue	These amounts are summarized below:

	TRUCK, PARTS AND OTHER
At December 31,	2012	2011
Residual value guarantees	$496.3	$392.0
Deferred lease revenues	407.2	320.0

	$903.5	$712.0

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2012	2011
Land		$231.0	$211.6
Buildings and improvements	10-40 years	960.1	938.7
Machinery, equipment and production tooling	3-12 years	2,678.6	2,387.9
Construction in progress		667.9	552.2

		4,537.6	4,090.4
Less allowance for depreciation		(2,224.7)	(2,117.1)

		$2,312.9	$1,973.3

Accounts Payable, Accrued Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other include the following:

At December 31,	2012	2011
Truck, Parts and Other:
Accounts payable	$838.0	$1,098.9
Product support reserves	360.3	310.4
Accrued expenses	261.7	209.9
Accrued capital expenditures	241.1	245.5
Salaries and wages	210.3	197.4
Other	256.9	315.3

	$2,168.3	$2,377.4

Product Support Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Product Support Liabilities

Changes in product support liabilities are summarized as follows:

	2012	2011	2010
Beginning balance	$448.7	$372.2	$386.4
Cost accruals and revenue deferrals	305.4	304.3	172.4
Payments and revenue recognized	(219.7)	(219.6)	(171.3)
Currency translation	6.3	(8.2)	(15.3)

Ending balance	$540.7	$448.7	$372.2

Product Support Liabilities

Product support liabilities are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2012	2011
Truck, Parts and Other:
Accounts payable, accrued expenses and other	$360.3	$310.4
Other liabilities	170.7	74.6
Financial Services:
Deferred taxes and other liabilities	9.7	63.7

	$540.7	$448.7

Borrowings And Credit Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Services Borrowings

Financial Services borrowings include the following:

	2012		2011
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS
Commercial paper	1.1%	$3,325.0	1.3%	$3,673.6
Medium-term bank loans	5.5%	237.7	6.9%	236.3

		3,562.7		3,909.9
Term notes	2.1%	4,167.4	3.4%	2,595.5

	1.8%	$7,730.1	2.3%	$6,505.4

Annual Maturities of Financial Services Borrowings

The annual maturities of the Financial Services borrowings are as follows:

Beginning January 1, 2013	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
2013	$3,325.4	$18.4	$550.0	$3,893.8
2014		180.8	1,545.8	1,726.6
2015		23.1	1,454.6	1,477.7
2016
2017		15.4	609.2	624.6

	$3,325.4	$237.7	$4,159.6	$7,722.7

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Plan Assets by Investment

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2012	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$549.9	$549.9
Global equities			566.3	566.3

Total equities	50 - 70%		1,116.2	1,116.2

Fixed income:
U.S. fixed income		$230.8	275.8	506.6
Non-U.S. fixed income			234.9	234.9

Total fixed income	30 - 50%	230.8	510.7	741.5

Cash and other		.3	43.0	43.3

Total plan assets		$231.1	$1,669.9	$1,901.0

At December 31, 2011	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$456.3	$456.3
Global equities			450.5	450.5

Total equities	50 - 70%		906.8	906.8

Fixed income:
U.S. fixed income		$224.5	196.7	421.2
Non-U.S. fixed income			183.1	183.1

Total fixed income	30 - 50%	224.5	379.8	604.3

Cash and other		4.6	34.2	38.8

Total plan assets		$229.1	$1,320.8	$1,549.9

Additional Data Relates to All Pension Plans of Company, Except for Certain Multi-Employer and Defined Contribution Plans

The following additional data relates to all pension plans of the Company, except for certain multi-employer and defined contribution plans:

At December 31,	2012	2011
Weighted average assumptions:
Discount rate	4.0%	4.5%
Rate of increase in future compensation levels	3.8%	3.9%
Assumed long-term rate of return on plan assets	6.6%	6.9%

Components of Change in Projected Benefit Obligation and Change in Plan Assets

The components of the change in projected benefit obligation and change in plan assets are as follows:

	2012	2011
Change in projected benefit obligation:
Benefit obligation at January 1	$1,808.1	$1,485.6
Service cost	64.1	45.5
Interest cost	81.4	81.6
Benefits paid	(71.1)	(59.5)
Actuarial loss	163.8	259.1
Currency translation and other	18.3	(7.5)
Participant contributions	3.4	3.3

Projected benefit obligation at December 31	$2,068.0	$1,808.1

Change in plan assets:
Fair value of plan assets at January 1	$1,549.9	$1,445.4
Employer contributions	190.8	84.7
Actual return on plan assets	208.8	79.0
Benefits paid	(71.1)	(59.5)
Currency translation and other	19.2	(3.0)
Participant contributions	3.4	3.3

Fair value of plan assets at December 31	1,901.0	1,549.9

Funded status at December 31	$(167.0)	$(258.2)

Amounts recorded on balance sheet:	2012	2011
Other noncurrent assets	$10.0	$.4
Other liabilities	(177.0)	(258.6)
Accumulated other comprehensive loss:
Actuarial loss	490.4	469.3
Prior service cost	5.7	8.3
Net initial transition amount	.4	.5

Information for Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2012	2011
Projected benefit obligation	$214.5	$324.9
Accumulated benefit obligation	198.8	299.4
Fair value of plan assets	123.5	203.2

Components of Pension Expense

The components of pension expense are as follows:

Year Ended December 31,	2012	2011	2010
Service cost	$64.1	$45.5	$37.5
Interest on projected benefit obligation	81.4	81.6	76.5
Expected return on assets	(110.8)	(105.1)	(98.2)
Amortization of prior service costs	1.4	1.5	1.8
Recognized actuarial loss	39.2	24.7	14.7
Settlement loss	4.8

Net pension expense	$80.1	$48.2	$32.3

Multi-employer Plans

The Company’s participation in the following multi-employer plans for the years ended December 31 follows:

	EIN	PENSION PLAN NUMBER
			COMPANY CONTRIBUTIONS
PENSION PLAN			2012	2011	2010
Metal and Electrical Engineering Industry Pension Fund		135668	$22.0	$22.7	$22.2
Western Metal Industry Pension Plan	91-6033499	001	1.6	1.8	.5
Other Plans			1.0	.6	.5

			$24.6	$25.1	$23.2

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Taxes

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2012	2011	2010

Domestic	$786.6	$607.0	$186.3
Foreign	842.3	899.9	474.0

	$1,628.9	$1,506.9	$660.3

Components of Provision for Income Taxes

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2012	2011	2010
Current provision:
Federal	$126.2	$.4	$24.5
State	31.5	20.5	8.2
Foreign	207.9	219.6	123.7

	365.6	240.5	156.4
Deferred provision (benefit):
Federal	134.4	207.8	24.6
State	9.5	3.4	(7.1)
Foreign	7.8	12.9	28.8

	151.7	224.1	46.3

	$517.3	$464.6	$202.7

Reconciliation of Statutory U.S Federal Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Tax on foreign earnings	(3.1)	(3.3)	(3.9)
Other, net	(.1)	(.9)	(.4)

	31.8%	30.8%	30.7%

Tax Effects of Temporary Differences representing Deferred Tax Assets and Liabilities

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Assets:
Accrued expenses	$179.9	$138.6
Postretirement benefit plans	64.4	94.1
Net operating loss carryforwards	64.2	58.6
Allowance for losses on receivables	50.4	50.1
Tax credit carryfowards		15.8
Other	83.3	89.1

	442.2	446.3
Valuation allowance	(21.2)	(16.4)

	421.0	429.9

Liabilities:
Financial Services leasing depreciation	(775.8)	(721.8)
Depreciation and amortization	(241.4)	(161.3)
Other	(14.1)	(12.1)

	(1,031.3)	(895.2)

Net deferred tax liability	$(610.3)	$(465.3)

Balance Sheet Classification of Deferred Tax Assets and Liabilities

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Truck, Parts and Other:
Other current assets	$151.2	$126.0
Other noncurrent assets, net	40.9	126.3
Accounts payable, accrued expenses and other	(1.7)	(1.0)
Other liabilities	(90.7)	(41.0)
Financial Services:
Other assets	72.4	55.1
Deferred taxes and other liabilities	(782.4)	(730.7)

Net deferred tax liability	$(610.3)	$(465.3)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at January 1	$18.3	$43.1	$37.0
Additions for tax positions related to the current year	1.0	.9	2.5
Additions for tax positions related to prior years	9.9	5.6	23.9
Reductions for tax positions related to prior years	(5.2)	(22.9)	(10.7)
Reductions related to settlements	(.3)	(7.7)	(.4)
Lapse of statute of limitations	(.3)	(.7)	(9.2)

Balance at December 31	$23.4	$18.3	$43.1

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income

Following are the components of accumulated other comprehensive (loss) income:

At December 31,	2012	2011	2010
Unrealized gain on investments	$9.2	$9.4	$.8
Tax effect	(2.6)	(2.8)	(.3)

	6.6	6.6	.5

Unrealized loss on derivative contracts	(39.0)	(32.3)	(27.1)
Tax effect	11.8	10.3	9.2

	(27.2)	(22.0)	(17.9)

Pension and postretirement:
Unrecognized:
Actuarial loss	(751.9)	(722.5)	(465.1)
Prior service cost	(8.6)	(12.3)	(13.9)
Net initial obligation	(.6)	(.6)	(.7)
Tax effect	264.6	257.3	167.3

	(496.5)	(478.1)	(312.4)

Currency translation adjustment	357.6	274.5	371.1

Accumulated other comprehensive (loss) income	$(159.5)	$(219.0)	$41.3

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Balance Sheet Classifications and Fair Value of Derivative Financial Instruments

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2012		2011
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$4.6		$1.4
Deferred taxes and other liabilities		$111.7		$107.6
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	.2		.1
Accounts payable, accrued expenses and other		.1		2.1

Total	$4.8	$111.8	$1.5	$109.7

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets			$.8
Deferred taxes and other liabilities		$.6		$.4
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	$.3		.1
Accounts payable, accrued expenses and other		.2		.3
Financial Services:
Deferred taxes and other liabilities		.4		.1

Total	$.3	$1.2	$.9	$.8

Cash Flow Hedging
Gains/Losses of Derivative Financial Instruments

The following table presents the pre-tax effects of derivative instruments recognized in other comprehensive income and earnings:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Loss (gain) recognized in other comprehensive income:
Truck, Parts and Other		$1.3		$(2.3)		$(.2)
Financial Services	$27.9		$55.2		$77.0

Total	$27.9	$1.3	$55.2	$(2.3)	$77.0	$(.2)

Expense (income) reclassified from accumulated other comprehensive (loss) income into income:

Truck, Parts and Other:
Cost of sales and revenues		$3.2		$(4.1)		$(.4)
Interest and other (income) expense, net		.2
Financial Services:
Interest and other borrowing expenses	$19.3		$51.8		$123.5

Total	$19.3	$3.4	$51.8	$(4.1)	$123.5	$(.4)

Economic Hedges
Gains/Losses of Derivative Financial Instruments

The expense or (income) recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck, Parts and Other:
Cost of sales and revenues		$(.3)		$.2		$.2
Interest and other (income) expense, net		(.5)		(2.8)	$.6	8.0
Financial Services:
Interest and other borrowing expenses	$1.0	.6	$(4.1)	(1.2)	(7.8)

Total	$1.0	$(.2)	$(4.1)	$(3.8)	$(7.2)	$8.2

Financial Services | Fair Value Hedge
Gains/Losses of Derivative Financial Instruments

The expense or (income) recognized in earnings related to fair value hedges was included in interest and other borrowing expenses in the Financial Services segment of the Consolidated Statements of Comprehensive Income as follows:

Year Ended December 31,	2012	2011	2010
Interest-rate swaps	$(3.8)	$(4.4)	$(1.0)
Term notes	4.5	3.7	.9

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets and Liabilities Subject to Recurring Fair Value Measurements

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2012	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$218.6	$218.6
U.S. corporate securities		60.1	60.1
U.S. government and agency securities	$.6	.2	.8
Non-U.S. government securities		355.0	355.0
Non-U.S. corporate securities		448.7	448.7
Other debt securities		109.5	109.5

Total marketable debt securities	$.6	$1,192.1	$1,192.7

Derivatives
Interest-rate swaps		$1.6	$1.6
Cross currency swaps		3.0	3.0
Foreign-exchange contracts		.5	.5

Total derivative assets		$5.1	$5.1

Liabilities:
Derivatives
Cross currency swaps		$74.1	$74.1
Interest-rate swaps		38.2	38.2
Foreign-exchange contracts		.7	.7

Total derivative liabilities		$113.0	$113.0

At December 31, 2011	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$294.4	$294.4
U.S. corporate securities		27.5	27.5
U.S. government and agency securities	$1.9		1.9
Non-U.S. government securities		367.1	367.1
Non-U.S. corporate securities		148.3	148.3
Other debt securities		70.9	70.9

Total marketable debt securities	$1.9	$908.2	$910.1

Derivatives
Interest-rate swaps		$1.4	$1.4
Cross currency swaps		.8	.8
Foreign-exchange contracts		.2	.2

Total derivative assets		$2.4	$2.4

Liabilities:
Derivatives
Cross currency swaps		$74.7	$74.7
Interest-rate swaps		33.3	33.3
Foreign-exchange contracts		2.5	2.5

Total derivative liabilities		$110.5	$110.5

Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt

The Company’s estimate of fair value for fixed-rate loans and debt that are not carried at fair value at December 31, 2012 and December 31, 2011 was as follows:

At December 31,	2012		2011
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$3,361.7	$3,434.8	$2,740.1	$2,776.1

Liabilities:
Truck, Parts and Other fixed-rate debt	$150.0	$160.6	$150.0	$167.6
Financial Services fixed-rate debt	$3,277.2	$3,350.5	$1,958.6	$2,021.1

Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Values of Options Based on Stock Price at Grant Date and Assumptions

The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2012	2011	2010
Risk-free interest rate	.74%	2.22%	2.48%
Expected volatility	47%	45%	44%
Expected dividend yield	3.8%	2.8%	2.5%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$12.67	$16.45	$11.95

Summary of Activity under Company's Stock Plans

A summary of activity under the Company’s stock plans is presented below:

	2012	2011	2010
Intrinsic value of options exercised	$15.4	$13.5	$33.7
Cash received from stock option exercises	13.9	10.9	22.0
Tax benefit related to stock option exercises	4.4	4.7	10.8
Stock based compensation	13.9	13.8	8.5
Tax benefit related to stock based compensation	5.2	5.2	3.2

Stock Option Activity

The summary of options as of December 31, 2012 and changes during the year then ended is presented below:

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE
Options outstanding at January 1	4,975,300	$35.53
Granted	947,000	43.24
Exercised	(664,800)	20.84
Cancelled	(214,700)	43.89

Options outstanding at December 31	5,042,800	$38.56	5.90	$33.7

Vested and expected to vest	4,833,600	$38.17	5.77	$36.5

Exercisable	2,803,700	$35.23	4.08	$26.5

*	Weighted Average

Summary of Nonvested Restricted Shares Activity

The summary of nonvested restricted shares as of December 31, 2012 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*
Nonvested awards outstanding at January 1	153,900	$43.72
Granted	113,800	42.14
Vested	(74,400)	42.61
Forfeited	(41,200)	45.58

Nonvested awards outstanding at December 31	152,100	$43.68

*	Weighted Average

Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Area Data Reconciled to Consolidated

The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2012	2011	2010
Revenues:
United States	$8,234.8	$7,389.8	$4,195.8
Europe	4,282.3	5,104.0	3,472.3
Other	4,533.4	3,861.4	2,624.8

	$17,050.5	$16,355.2	$10,292.9

Property, plant and equipment, net:
United States	$1,182.5	$1,059.1	$846.4
The Netherlands	529.7	467.1	381.6
Other	600.7	447.1	445.7

	$2,312.9	$1,973.3	$1,673.7

Equipment on operating leases, net:
United States	$1,019.7	$871.2	$666.9
United Kingdom	425.3	374.8	384.9
Germany	390.8	350.6	334.0
Other	1,052.9	793.2	633.5

	$2,888.7	$2,389.8	$2,019.3

Segment Reporting Information by Segment

Business Segment Data	2012	2011	2010
Net sales and revenues:

Truck	$13,797.1	$13,359.2	$7,408.5
Less intersegment	(665.6)	(728.5)	(365.6)

External customers	13,131.5	12,630.7	7,042.9

Parts	2,712.1	2,617.1	2,225.3
Less intersegment	(44.6)	(40.1)	(30.9)

External customers	2,667.5	2,577.0	2,194.4

All Other	152.7	118.2	87.8

	15,951.7	15,325.9	9,325.1
Financial Services	1,098.8	1,029.3	967.8

	$17,050.5	$16,355.2	$10,292.9

Income before income taxes:
Truck	$920.4	$864.7	$187.5
Parts	374.6	394.1	313.5
All Other	(7.0)	(26.5)	(15.3)

	1,288.0	1,232.3	485.7
Financial Services	307.8	236.4	153.5
Investment income	33.1	38.2	21.1

	$1,628.9	$1,506.9	$660.3

Depreciation and amortization:
Truck	$308.8	$311.8	$269.7
Parts	5.9	6.8	7.0
All Other	10.6	9.2	9.0

	325.3	327.8	285.7
Financial Services	375.6	346.0	337.5

	$700.9	$673.8	$623.2

Expenditures for long-lived assets:
Truck	$816.0	$876.9	$371.4
Parts	17.1	2.2	2.5
All Other	22.8	28.2	4.3

	855.9	907.3	378.2
Financial Services	943.1	934.3	505.6

	$1,799.0	$1,841.6	$883.8

Segment assets:
Truck	$4,530.2	$4,043.9	$3,156.0
Parts	707.8	641.4	586.2
All Other	198.4	185.3	181.2
Cash and marketable securities	2,395.9	2,900.7	2,432.5

	7,832.3	7,771.3	6,355.9
Financial Services	10,795.5	9,401.4	7,878.2

	$18,627.8	$17,172.7	$14,234.1

Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating lease and other trade receivables	Dec. 31, 2011 Operating lease and other trade receivables	Dec. 31, 2012 Other Receivables	Dec. 31, 2011 Other Receivables	Dec. 31, 2012 Property Subject to Operating Lease Y	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Property Subject to Operating Lease	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Property Subject to Operating Lease	Dec. 31, 2012 Other Capitalized Property Plant and Equipment	Dec. 31, 2012 Other Capitalized Property Plant and Equipment Error Correction	Dec. 31, 2012 Financial Services	Dec. 31, 2011 Financial Services	Dec. 31, 2010 Financial Services	Dec. 31, 2012 Financial Services Extended Term	Dec. 31, 2011 Financial Services Extended Term	Dec. 31, 2012 Financial Services Minimum Loans Receivable	Dec. 31, 2012 Financial Services Maximum Loans Receivable	Dec. 31, 2012 Financial Services Finance Leases Financing Receivable Minimum	Dec. 31, 2012 Financial Services Finance Leases Financing Receivable Maximum	Dec. 31, 2012 Financial Services Operating Lease	Dec. 31, 2011 Financial Services Operating Lease	Dec. 31, 2010 Financial Services Operating Lease	Dec. 31, 2012 Truck, Parts and Other D	Dec. 31, 2011 Truck, Parts and Other D	Dec. 31, 2010 Truck, Parts and Other D
Significant Accounting Policies [Line Items]
Operating segments	3
Origination cost, amortization period																						36 months	60 months
Lease rental revenue															$ 645.1	$ 606.2	$ 546.2							$ 551.5	$ 527.8	$ 464.9
Depreciation and other expense																								434.9	412.5	385.6
Liquid investments maturity period	90 days
Trade and other receivables, net				768	835.4	134.1	142.4																				902.1	977.8
Financing Receivable Days Past Due Considered As Nonperforming																											30	30	30
Allowance for credit losses																											3.2	3.2
Net charge-offs																											0.3	1.1	0.2
Modifications extended contractual terms																		7 months	9 months
Receivable, collection period																				36 months	60 months
Lease and guarantee periods, minimum (in years)								3
Lease and guarantee periods, maximum (in years)								5
Estimated useful life of equipment (in years)										4 years		9 years
Goodwill	139.4	136.7
Impairment charges	0	0	0
Warranty period									1 year		5 years
Immaterial Error Correction													During the fourth quarter 2012, the company recorded a correction of $12.7 (before tax) to capitalize certain manufacturing assets that had been previously expensed in the first three quarters of 2012. The net income and earnings per share impact of this adjustment in the fourth quarter is $9.0 and $.03, respectively. The Company evaluated the correction in relation to the fourth quarter of 2012 and the year ended December 31, 2012, as well as the first three quarters of 2012, and concluded that the adjustment is not material to any of these periods.
Manufacturing assets	2,312.9	1,973.3	1,673.7											12.7													2,312.9	1,973.3
Net Income	$ 1,111.6	$ 1,042.3	$ 457.6											$ 9
Earnings per share														$ 0.03

Dilutive and Antidilutive Options (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional shares	730,000	1,082,000	1,234,000
Antidilutive options	2,602,000	1,249,800	1,642,600

Marketable Debt Securities (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 1,183.5	$ 900.7
UNREALIZED GAINS	9.6	10
UNREALIZED LOSSES	0.4	0.6
FAIR VALUE	1,192.7	910.1
U.S. tax-exempt securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	217.2	291.9
UNREALIZED GAINS	1.5	2.6
UNREALIZED LOSSES	0.1	0.1
FAIR VALUE	218.6	294.4
U.S. corporate securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	59.8	27.4
UNREALIZED GAINS	0.3	0.3
UNREALIZED LOSSES		0.2
FAIR VALUE	60.1	27.5
U.S. government and agency securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	0.8	1.9
FAIR VALUE	0.8	1.9
Non-U.S. government securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	349.3	361.2
UNREALIZED GAINS	5.8	6
UNREALIZED LOSSES	0.1	0.1
FAIR VALUE	355	367.1
Non-U.S. corporate securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	447.5	148
UNREALIZED GAINS	1.4	0.5
UNREALIZED LOSSES	0.2	0.2
FAIR VALUE	448.7	148.3
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	108.9	70.3
UNREALIZED GAINS	0.6	0.6
FAIR VALUE	$ 109.5	$ 70.9

Investments in Marketable Debt Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Marketable securities sales and maturities	$ 768.3	$ 1,142.4	$ 523.8
Gross realized gains from sales of marketable securities	3.8	3.2	0.7
Gross realized loss from sales of marketable securities	0.3	1.3	0.1
Marketable debt securities in an unrealized loss position for greater than 12 months	0	8
Marketable debt securities in an unrealized loss position for greater than 12 months, unrealized losses		0.1
Marketable debt securities in an unrealized loss position for less than 12 months	291	120.4
Marketable debt securities in an unrealized loss position for less than 12 months, unrealized losses	0.4	0.5
Variable Rate Demand Obligation
Schedule of Available-for-sale Securities [Line Items]
Marketable debt securities		$ 7.1

Contractual Maturities of Debt Securities (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Amortized Cost Maturities:
Within one year	$ 466
One to five years	717.3
Six to ten years	0.2
AMORTIZED COST	1,183.5	900.7
Fair Value Maturities:
Within one year	468.2
One to five years	724.3
Six to ten years	0.2
FAIR VALUE	$ 1,192.7	$ 910.1

Inventories Table (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Schedule of Inventory [Line Items]
Finished products	$ 432	$ 436.2
Work in process and raw materials	519.8	439.6
Inventory, Gross, Total	951.8	875.8
Less LIFO reserve	(169.4)	(165.4)
Inventories, net	$ 782.4	$ 710.4

Inventories - Additional Information (Detail)	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Percentage of inventories valued using LIFO method of accounting	49.00%	45.00%

Finance and Other Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,738.2	$ 3,114.8
Direct financing leases	2,489.3	2,187.8
Sales-type finance leases	916.8	795.8
Dealer wholesale financing	1,541	1,517.1
Operating lease and other trade receivables	112	111
Unearned interest: Finance leases	(369)	(327.8)
Loans and Leases Receivable, Net of Deferred Income, Total	8,428.3	7,398.7
Less allowance for losses	(130)	(139)	(145)	(167.6)
Finance and other receivables, net	8,298.3	7,259.7
Loans,and leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	(112.6)	(118.5)
Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	(11.8)	(11.7)	(7.5)	(10.5)
Operating lease and other trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	$ (5.6)	$ (8.8)

Annual Minimum Payments Due on Finance Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 8,316.3	$ 7,287.7
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	1,229
2014	938.9
2015	743.7
2016	499.2
2017	290.2
Thereafter	37.2
Financing Receivables	3,738.2
Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	1,002.9
2014	776.1
2015	611.2
2016	450.5
2017	244.6
Thereafter	114.8
Financing Receivables	$ 3,200.1

Finance and Other Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	$ 6.8	$ 2.5
Percentage of portfolio	4.00%
Charge-off related to restructured TDR	8.2
Repossessed inventory	20.9	16
Proceeds from the sales of repossessed assets	62.2	80.1	135.3
Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans accounted for as troubled debt restructurings	38.5	26
Financial Services | Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	3.1	17.8
Financial Services | Retail | Fleet
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	42.8	63.6
Recorded Investment, subsequently defaulted	19.3
Financial Services | Retail | Owner/Operator
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	11.7	17.7
Recorded Investment, subsequently defaulted	0.6
Financial Services | Retail | Dealer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	0.1	0.4
Financial Services | Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated residual values included with finance leases	$ 206	$ 209.4

Allowance for Credit Losses (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 139		$ 145		$ 167.6
Provision for losses	20		41.4		61
Charge-offs	(38.7)		(58.9)		(97.8)
Recoveries	7.4		13.9		14.5
Currency translation and other	2.3		(2.4)		(0.3)
Ending Balance	130		139		145
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	11.7		7.5		10.5
Provision for losses	1.8		5.8		0.2
Charge-offs			(1.4)		(2.9)
Recoveries					0.3
Currency translation and other	(1.7)		(0.2)		(0.6)
Ending Balance	11.8		11.7		7.5
Retail | Customer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	106.5		123.4		142.4
Provision for losses	13.1		19.8		53.9
Charge-offs	(32.1)		(47.3)		(88)
Recoveries	7		12.7		14
Currency translation and other	4.7		(2.1)		1.1
Ending Balance	99.2		106.5		123.4
Retail | Dealer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	12		10.1		10.7
Provision for losses	1.4		1.9		(0.7)
Currency translation and other					0.1
Ending Balance	13.4		12		10.1
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	8.8	[1]	4	[1]	4	[1]
Provision for losses	3.7	[1]	13.9	[1]	7.6	[1]
Charge-offs	(6.6)	[1]	(10.2)	[1]	(6.9)	[1]
Recoveries	0.4	[1]	1.2	[1]	0.2	[1]
Currency translation and other	(0.7)	[1]	(0.1)	[1]	(0.9)	[1]
Ending Balance	$ 5.6	[1]	$ 8.8	[1]	$ 4	[1]

[1]	Operating lease and other trade receivables.

Finance Receivables Summary by those Evaluated Collectively and Individually (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	$ 71.1	$ 114.4
Allowance for impaired finance receivables determined individually	13	27.9
Recorded investment for finance receivables evaluated collectively	8,245.2	7,173.3
Allowance for finance receivables determined collectively	111.4	102.3
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	3.6	18.4
Allowance for impaired finance receivables determined individually	2.2	2.2
Recorded investment for finance receivables evaluated collectively	1,537.4	1,498.7
Allowance for finance receivables determined collectively	9.6	9.5
Retail | Customer
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	67.4	95.6
Allowance for impaired finance receivables determined individually	10.8	25.6
Recorded investment for finance receivables evaluated collectively	5,278.2	4,454.8
Allowance for finance receivables determined collectively	88.4	80.9
Retail | Dealer
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	0.1	0.4
Allowance for impaired finance receivables determined individually		0.1
Recorded investment for finance receivables evaluated collectively	1,429.6	1,219.8
Allowance for finance receivables determined collectively	$ 13.4	$ 11.9

Summary of Impaired Loans and Specific Reserve (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	$ 54.3	$ 57.8
Associated allowance	(10.7)	(10.8)
Net carrying amount of impaired loans	43.6	47
Average recorded investment	53.6	56.7
Dealer wholesale financing
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	3.6	18.4
Associated allowance	(2.2)	(2.2)
Net carrying amount of impaired loans	1.4	16.2
Average recorded investment	9.4	14.4
Retail | Fleet
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	43.9	27.9
Associated allowance	(7.3)	(6)
Net carrying amount of impaired loans	36.6	21.9
Average recorded investment	35	28.1
Retail | Owner/Operator
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	6.8	11.5
Associated allowance	(1.2)	(2.6)
Net carrying amount of impaired loans	5.6	8.9
Average recorded investment	9.2	13.6
Retail | Dealer
Financing Receivable, Impaired [Line Items]
Average recorded investment		$ 0.6

Summary of Impaired Loans and Specific Reserve (Cash Basis Method) (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income recognized:
Interest income recognized on a cash basis	$ 2.1	$ 5.1	$ 2
Dealer wholesale financing
Interest income recognized:
Interest income recognized on a cash basis	0.1	0.4	0.1
Retail | Fleet
Interest income recognized:
Interest income recognized on a cash basis	1.2	2.7	1.7
Retail | Owner/Operator
Interest income recognized:
Interest income recognized on a cash basis	$ 0.8	$ 2	$ 0.2

Finance Receivables by Credit Quality Indicator and Portfolio Class (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 8,316.3	$ 7,287.7
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	8,146.4	7,084.4
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	98.8	88.9
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	71.1	114.4
Dealer wholesale financing
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,541	1,517
Dealer wholesale financing | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,479.1	1,460.6
Dealer wholesale financing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	58.3	38
Dealer wholesale financing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3.6	18.4
Retail | Fleet
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3,956.6	3,156.3
Retail | Fleet | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	3,878.4	3,051.7
Retail | Fleet | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	23.5	28.5
Retail | Fleet | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	54.7	76.1
Retail | Owner/Operator
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,389	1,394.2
Retail | Owner/Operator | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,365.6	1,361
Retail | Owner/Operator | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	10.7	13.7
Retail | Owner/Operator | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	12.7	19.5
Retail | Dealer
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,429.7	1,220.2
Retail | Dealer | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,423.3	1,211.1
Retail | Dealer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	6.3	8.7
Retail | Dealer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 0.1	$ 0.4

Financing Receivables by Aging Category (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	$ 8,270.5	$ 7,179.5
31 - 60 days past due	17.8	23.6
Greater than 60 days past due	28	84.6
Financing Receivables	8,316.3	7,287.7
Dealer wholesale financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	1,537	1,498.7
31 - 60 days past due	0.5	0.5
Greater than 60 days past due	3.5	17.8
Financing Receivables	1,541	1,517
Retail | Fleet
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	3,934.8	3,095.4
31 - 60 days past due	9.4	11.2
Greater than 60 days past due	12.4	49.7
Financing Receivables	3,956.6	3,156.3
Retail | Owner/Operator
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	1,369	1,365.2
31 - 60 days past due	7.9	11.9
Greater than 60 days past due	12.1	17.1
Financing Receivables	1,389	1,394.2
Retail | Dealer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	1,429.7	1,220.2
Financing Receivables	$ 1,429.7	$ 1,220.2

Pre- and Post-Modification Recorded Investment Balances by Portfolio Class (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	$ 66.7	$ 33.3
Post-Modification Recorded Investment	56.9	33.1
Retail | Fleet
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	64	27.7
Post-Modification Recorded Investment	54.2	27.5
Retail | Owner/Operator
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	2.7	5.6
Post-Modification Recorded Investment	$ 2.7	$ 5.6

Equipment on Operating Leases for Truck and Other Segment and for Financial Services Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	$ 1,183.7	$ 939
Less allowance for depreciation	(325.8)	(259.9)
Total	857.9	679.1
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	2,778.2	2,373.2
Less allowance for depreciation	(747.4)	(662.5)
Total	$ 2,030.8	$ 1,710.7

Equipment On Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Minimum lease payments for operating leases, in 2013	$ 473.6
Minimum lease payments for operating leases, in 2014	337
Minimum lease payments for operating leases, in 2015	214.9
Minimum lease payments for operating leases, in 2016	105.7
Minimum lease payments for operating leases, in 2017	35.9
Minimum lease payments for operating leases, thereafter	4.9
Truck, Parts and Other
Property Subject to or Available for Operating Lease [Line Items]
Annual amortization of deferred lease revenues, in 2013	99.1
Annual amortization of deferred lease revenues, in 2014	105.9
Annual amortization of deferred lease revenues, in 2015	99.3
Annual amortization of deferred lease revenues, in 2016	60.8
Annual amortization of deferred lease revenues, in 2017	31.8
Annual amortization of deferred lease revenues, thereafter	10.3
Annual maturities of the residual value guarantees, in 2013	120.8
Annual maturities of the residual value guarantees, in 2014	129.2
Annual maturities of the residual value guarantees, in 2015	121
Annual maturities of the residual value guarantees, in 2016	74.1
Annual maturities of the residual value guarantees, in 2017	38.7
Annual maturities of the residual value guarantees, thereafter	$ 12.5

Residual Value Obligation and Deferred Lease Revenue (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Property Subject to or Available for Operating Lease [Line Items]
Residual value guarantees	$ 496.3	$ 392
Deferred lease revenues	407.2	320
Residual value guarantees and deferred revenues	$ 903.5	$ 712

Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Truck, Parts and Other	Dec. 31, 2011 Truck, Parts and Other	Dec. 31, 2012 Truck, Parts and Other Building and Building Improvements Minimum	Dec. 31, 2012 Truck, Parts and Other Building and Building Improvements Maximum	Dec. 31, 2012 Truck, Parts and Other Machinery Equipment And Production Tooling Minimum	Dec. 31, 2012 Truck, Parts and Other Machinery Equipment And Production Tooling Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life						10 years	40 years	3 years	12 years
Land				$ 231	$ 211.6
Buildings and improvements				960.1	938.7
Machinery, equipment and production tooling				2,678.6	2,387.9
Construction in progress				667.9	552.2
Property, Plant and Equipment, Gross, Total				4,537.6	4,090.4
Less allowance for depreciation				(2,224.7)	(2,117.1)
Property, plant and equipment, net	$ 2,312.9	$ 1,973.3	$ 1,673.7	$ 2,312.9	$ 1,973.3

Accounts Payable, Accrued Expenses and Other (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Other Liabilities [Line Items]
Accounts payable	$ 838	$ 1,098.9
Product support reserves	360.3	310.4
Accrued expenses	261.7	209.9
Accrued capital expenditures	241.1	245.5
Salaries and wages	210.3	197.4
Other	256.9	315.3
Accounts payable, accrued expenses and other	$ 2,168.3	$ 2,377.4

Changes in Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Beginning balance	$ 448.7	$ 372.2	$ 386.4
Cost accruals and revenue deferrals	305.4	304.3	172.4
Payments and revenue recognized	(219.7)	(219.6)	(171.3)
Currency translation	6.3	(8.2)	(15.3)
Ending balance	$ 540.7	$ 448.7	$ 372.2

Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 540.7	$ 448.7	$ 372.2	$ 386.4
Truck, Parts and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	360.3	310.4
Truck, Parts and Other | Other Noncurrent Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	170.7	74.6
Financial Services | Deferred Taxes And Other Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 9.7	$ 63.7

Borrowings And Credit Arrangements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Syndicated revolving loan facility USD ($)	Dec. 31, 2012 Syndicated revolving loan facility Matures in June 2013 USD ($)	Dec. 31, 2012 Syndicated revolving loan facility Matures in June 2014 USD ($)	Dec. 31, 2012 Syndicated revolving loan facility Matures in June 2016 USD ($)	Dec. 31, 2012 Parent Company Medium-term Notes USD ($)	Dec. 31, 2012 PACCAR's European finance subsidiary Medium-term Notes EUR (€)	Apr. 30, 2011 PACCAR Mexico Medium-term Notes MXN	Dec. 31, 2012 PACCAR Mexico Medium-term Notes MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers Maximum	Dec. 31, 2012 PACCAR Financial Corp. (PFC) Medium-term Notes USD ($)	Nov. 30, 2012 PACCAR Financial Corp. (PFC) Medium-term Notes	Feb. 28, 2013 PACCAR Financial Corp. (PFC) Subsequent Event Medium-term Notes USD ($)	Dec. 31, 2012 Truck, Parts and Other USD ($)	Dec. 31, 2011 Truck, Parts and Other USD ($)	Dec. 31, 2010 Truck, Parts and Other USD ($)	Dec. 31, 2012 Truck, Parts and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2011 Truck, Parts and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2012 Financial Services USD ($)	Dec. 31, 2011 Financial Services USD ($)	Dec. 31, 2012 Financial Services Medium-term Notes	Dec. 31, 2011 Financial Services Medium-term Notes	Dec. 31, 2012 Financial Services Commercial Papers USD ($)	Dec. 31, 2011 Financial Services Commercial Papers USD ($)
Debt Disclosure [Line Items]
Notes payable, Non-current																				$ 150	$ 150
Interest rate																				6.90%	6.90%	1.80%	2.30%	5.50%	6.90%	1.10%	1.30%
Maturity month and year																				2014-02	2014-02
Commercial paper and term notes																						4,167.4	2,595.5			7,492.4	6,269.1
Fair value of notes designated to fair value hedges																						7.4
Term notes, unamortized discount																							7.1
Interest paid on borrowings	149.9	192.1	230.2
Capitalized interest																	10.3	10.3	10.3
Debt outstanding								500						2,700		500						7,722.7				3,325.4
Registration expiration								Fourth quarter of 2014		2016						Fourth quarter of 2015
Registration expiration period															3 years
Debt, unused borrowing capacity									717.2		7,330
Debt, borrowing capacity									1,500	10,000
Debt, renewal period									Second quarter of 2012
Commercial paper expiration period													1 year
Maximum limit of borrowing capacity												5,000
Line of credit, maximum capacity	3,680.6			3,000	1,000	1,000	1,000
Line of credit, unused borrowing capacity	$ 3,442.9
Line of credit, maturity date					2013-06	2016-06	2017-06

Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Interest rate	1.80%	2.30%
Commercial paper	$ 3,325	$ 3,673.6
Medium-term bank loans	237.7	236.3
Commercial paper and bank loans	3,562.7	3,909.9
Term notes	4,167.4	2,595.5
Commercial Paper, Bank Loans, and Term Debt at Carrying Value, Total	7,730.1	6,505.4
Commercial Papers
Debt Instrument [Line Items]
Interest rate	1.10%	1.30%
Term notes	$ 7,492.4	$ 6,269.1
Medium-term Notes
Debt Instrument [Line Items]
Interest rate	5.50%	6.90%
Term Loan
Debt Instrument [Line Items]
Interest rate	2.10%	3.40%

Annual Maturities of Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Outstanding [Line Items]
2013	$ 3,893.8
2014	1,726.6
2015	1,477.7
2016
2017	624.6
Debt outstanding	7,722.7
Commercial Papers
Debt Outstanding [Line Items]
2013	3,325.4
2014
2015
2016
2017
Debt outstanding	3,325.4
Bank Loan Obligations
Debt Outstanding [Line Items]
2013	18.4
2014	180.8
2015	23.1
2016
2017	15.4
Debt outstanding	237.7
Term Loan
Debt Outstanding [Line Items]
2013	550
2014	1,545.8
2015	1,454.6
2016
2017	609.2
Debt outstanding	$ 4,159.6

Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Disclosure [Line Items]
Rental expenses	$ 29.1	$ 29	$ 29.7
Leased Equipment
Leases Disclosure [Line Items]
Minimum lease payments for operating leases, in 2013	20.8
Minimum lease payments for operating leases, in 2014	15.8
Minimum lease payments for operating leases, in 2015	11.6
Minimum lease payments for operating leases, in 2016	8.1
Minimum lease payments for operating leases, in 2017	5.6
Minimum lease payments for operating leases, thereafter	$ 3.2

Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Environmental activities expenditures	$ 1.7	$ 1.2	$ 1.3
Standby letters of credit	17.7
Inventory
Commitments and Contingencies Disclosure [Line Items]
Commitments due in 2013	166.1
Commitments due thereafter	282.9
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Outstanding commitments to fund new loan and lease transactions	$ 365.1
Commitments expiration term	90 days

Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Non-Union Employees United States	Dec. 31, 2011 Non-Union Employees United States	Dec. 31, 2010 Non-Union Employees United States	Nov. 30, 2012 Metal and Electrical Engineering Industry Pension Fund	Dec. 31, 2012 Western Metal Industry Pension Plan	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Metal and Electrical Engineering Industry Pension Fund	Dec. 31, 2012 Minimum Western Metal Industry Pension Plan	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Western Metal Industry Pension Plan	Dec. 31, 2012 Maximum Other Pension Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Severance Costs	$ 4.8	$ 0.8	$ 1.2
Contribution to pension plans	190.8	84.7
Expected pension contributions by the company to the pension plans in the next year									100			150
Expected pension contributions minimum funding requirements	15.6
Annual benefits expected to be paid year one	67.1
Annual benefits expected to be paid year two	71
Annual benefits expected to be paid year three	75.4
Annual benefits expected to be paid year four	81.5
Annual benefits expected to be paid year five	85.6
Annual benefits expected to be paid for the five years thereafter	508.6
Unrecognized actuarial loss amount in accumulated other comprehensive loss expected to be amortized next year	43.9
Unrecognized prior service cost amount in accumulated other comprehensive loss expected to be amortized next year	1.3
Accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and defined contribution plans	1,794.7	1,601.5
Contributions by the Company										5.00%	5.00%		10.00%	5.00%
Required coverage ratio percentage										100.00%
Actual coverage ratio percentage							95.00%
Funding requiring contribution								10.00%
Percentage match for base wages				5.00%	5.00%	3.00%
Defined contribution benefit plans expense				$ 33.6	$ 29.3	$ 23

Allocation of Plan Assets by Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Equity Funds	Dec. 31, 2011 Equity Funds	Dec. 31, 2012 Equity Funds United States	Dec. 31, 2011 Equity Funds United States	Dec. 31, 2012 Equity Funds Global	Dec. 31, 2011 Equity Funds Global	Dec. 31, 2012 Fixed Income Funds	Dec. 31, 2011 Fixed Income Funds	Dec. 31, 2012 Fixed Income Funds United States	Dec. 31, 2011 Fixed Income Funds United States	Dec. 31, 2012 Fixed Income Funds Non U.S.	Dec. 31, 2011 Fixed Income Funds Non U.S.	Dec. 31, 2012 Cash and other	Dec. 31, 2011 Cash and other	Dec. 31, 2012 Level 1	Dec. 31, 2011 Level 1	Dec. 31, 2012 Level 1 Fixed Income Funds	Dec. 31, 2011 Level 1 Fixed Income Funds	Dec. 31, 2012 Level 1 Fixed Income Funds United States	Dec. 31, 2011 Level 1 Fixed Income Funds United States	Dec. 31, 2012 Level 1 Cash and other	Dec. 31, 2011 Level 1 Cash and other	Dec. 31, 2012 Level 2	Dec. 31, 2011 Level 2	Dec. 31, 2012 Level 2 Equity Funds	Dec. 31, 2011 Level 2 Equity Funds	Dec. 31, 2012 Level 2 Equity Funds United States	Dec. 31, 2011 Level 2 Equity Funds United States	Dec. 31, 2012 Level 2 Equity Funds Global	Dec. 31, 2011 Level 2 Equity Funds Global	Dec. 31, 2012 Level 2 Fixed Income Funds	Dec. 31, 2011 Level 2 Fixed Income Funds	Dec. 31, 2012 Level 2 Fixed Income Funds United States	Dec. 31, 2011 Level 2 Fixed Income Funds United States	Dec. 31, 2012 Level 2 Fixed Income Funds Non U.S.	Dec. 31, 2011 Level 2 Fixed Income Funds Non U.S.	Dec. 31, 2012 Level 2 Cash and other	Dec. 31, 2011 Level 2 Cash and other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Equity funds, target minimum				50.00%	50.00%					30.00%	30.00%
Equity funds, target maximum				70.00%	70.00%					50.00%	50.00%
Plan assets	$ 1,901	$ 1,549.9	$ 1,445.4	$ 1,116.2	$ 906.8	$ 549.9	$ 456.3	$ 566.3	$ 450.5	$ 741.5	$ 604.3	$ 506.6	$ 421.2	$ 234.9	$ 183.1	$ 43.3	$ 38.8	$ 231.1	$ 229.1	$ 230.8	$ 224.5	$ 230.8	$ 224.5	$ 0.3	$ 4.6	$ 1,669.9	$ 1,320.8	$ 1,116.2	$ 906.8	$ 549.9	$ 456.3	$ 566.3	$ 450.5	$ 510.7	$ 379.8	$ 275.8	$ 196.7	$ 234.9	$ 183.1	$ 43	$ 34.2

Additional Data Relates to All Pension Plans of Company, Except for Certain Multi-Employer and Defined Contribution Plans (Detail)	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumptions:
Discount rate	4.00%	4.50%
Rate of increase in future compensation levels	3.80%	3.90%
Assumed long-term rate of return on plan assets	6.60%	6.90%

Components of Change in Projected Benefit Obligation and Change in Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation:
Benefit obligation, beginning balance	$ 1,808.1	$ 1,485.6
Service cost	64.1	45.5	37.5
Interest cost	81.4	81.6	76.5
Benefits paid	(71.1)	(59.5)
Actuarial loss	163.8	259.1
Currency translation and other	18.3	(7.5)
Participant contributions	3.4	3.3
Projected benefit obligation, ending balance	2,068	1,808.1	1,485.6
Change in plan assets:
Fair value of plan assets, beginning balance	1,549.9	1,445.4
Employer contributions	190.8	84.7
Actual return on plan assets	208.8	79
Benefits paid	(71.1)	(59.5)
Currency translation and other	19.2	(3)
Participant contributions	3.4	3.3
Fair value of plan assets, ending balance	1,901	1,549.9	1,445.4
Funded status,ending balance	(167)	(258.2)
Other noncurrent assets	10	0.4
Other liabilities	(177)	(258.6)
Accumulated other comprehensive loss:
Actuarial loss	490.4	469.3
Prior service cost	5.7	8.3
Net initial transition amount	$ 0.4	$ 0.5

Information For Plans With Accumulated Benefit Obligation In Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 214.5	$ 324.9
Accumulated benefit obligation	198.8	299.4
Fair value of plan assets	$ 123.5	$ 203.2

Components of Pension Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Service cost	$ 64.1	$ 45.5	$ 37.5
Interest on projected benefit obligation	81.4	81.6	76.5
Expected return on assets	(110.8)	(105.1)	(98.2)
Amortization of prior service costs	1.4	1.5	1.8
Recognized actuarial loss	39.2	24.7	14.7
Settlement loss	4.8
Net pension expense	$ 80.1	$ 48.2	$ 32.3

Multi-employer Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Multiemployer Plans [Line Items]
COMPANY CONTRIBUTIONS	$ 24.6	$ 25.1	$ 23.2
Metal and Electrical Engineering Industry Pension Fund
Multiemployer Plans [Line Items]
PENSION PLAN NUMBER	135668
COMPANY CONTRIBUTIONS	22	22.7	22.2
Western Metal Industry Pension Plan
Multiemployer Plans [Line Items]
EIN	916033499
PENSION PLAN NUMBER	1
COMPANY CONTRIBUTIONS	1.6	1.8	0.5
Other Pension Plans, Defined Benefit
Multiemployer Plans [Line Items]
COMPANY CONTRIBUTIONS	$ 1	$ 0.6	$ 0.5

Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Domestic	$ 786.6	$ 607	$ 186.3
Foreign	842.3	899.9	474
Income Before Income Taxes	$ 1,628.9	$ 1,506.9	$ 660.3

Components of provision for income taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current provision:
Federal	$ 126.2	$ 0.4	$ 24.5
State	31.5	20.5	8.2
Foreign	207.9	219.6	123.7
Current Income Tax Expense (Benefit), Total	365.6	240.5	156.4
Deferred provision (benefit):
Federal	134.4	207.8	24.6
State	9.5	3.4	(7.1)
Foreign	7.8	12.9	28.8
Deferred taxes	151.7	224.1	46.3
Income taxes	$ 517.3	$ 464.6	$ 202.7

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax benefits recognized for net operating loss carryforwards	$ 3.2	$ 8.1	$ 1.6
Deferred tax liability for temporary difference	3,900
Estimated Deferred tax liability	740
Foreign earnings included in domestic taxable income	256	311	169
Foreign earnings included in domestic taxable income, domestic taxes	22.1	28.5	16.5
Operating loss carryforwards	426.3
Net operating loss carryforwards	64.2	58.6
Carryforward description	The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws.
Cash paid for income taxes	448.2	284	82.9
Unrecognized tax benefits	23.4	18.3	43.1	37
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1.9	2
Income (Expense) related to interest and penalties	(1)	2.1	(1.8)
Accrued interest expense and penalties	6.7	5.7
Minimum
Income Taxes [Line Items]
Operating loss carryforwards periods	5 years
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax examinations	The United States Internal Revenue Service has completed examinations of the Company's tax returns for all years through 2008.
Other Major Jurisdiction
Income Taxes [Line Items]
Tax examinations	The Company's tax returns for other major jurisdictions remain subject to examination for the years ranging from 2005 through 2012.
Foreign subsidiaries
Income Taxes [Line Items]
Operating loss carryforwards	192.7
United States
Income Taxes [Line Items]
Operating loss carryforwards	$ 233.6

Reconciliation of Statutory U.S. Federal Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Statutory rate	35.00%	35.00%	35.00%
Tax on foreign earnings	(3.10%)	(3.30%)	(3.90%)
Other, net	(0.10%)	(0.90%)	(0.40%)
Effective Income Tax Rate, Continuing Operations, Total	31.80%	30.80%	30.70%

Tax Effects of Temporary Differences Representing Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Accrued expenses	$ 179.9	$ 138.6
Postretirement benefit plans	64.4	94.1
Net operating loss carryforwards	64.2	58.6
Allowance for losses on receivables	50.4	50.1
Tax credit carryfowards		15.8
Other	83.3	89.1
Deferred Tax Assets, Gross, Total	442.2	446.3
Valuation allowance	(21.2)	(16.4)
Deferred Tax Assets Net	421	429.9
Liabilities:
Financial Services leasing depreciation	(775.8)	(721.8)
Depreciation and amortization	(241.4)	(161.3)
Other	(14.1)	(12.1)
Deferred Tax Liabilities	(1,031.3)	(895.2)
Net deferred tax liability	$ (610.3)	$ (465.3)

Balance Sheet Classification of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	$ 421	$ 429.9
Deferred Tax Liabilities	(1,031.3)	(895.2)
Net deferred tax liability	(610.3)	(465.3)
Truck, Parts and Other | Deferred taxes and other current assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	151.2	126
Truck, Parts and Other | Other Noncurrent Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	40.9	126.3
Truck, Parts and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(1.7)	(1)
Truck, Parts and Other | Other Noncurrent Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(90.7)	(41)
Financial Services | Other Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	72.4	55.1
Financial Services | Deferred Taxes And Other Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	$ (782.4)	$ (730.7)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of the year	$ 18.3	$ 43.1	$ 37
Additions for tax positions related to the current year	1	0.9	2.5
Additions for tax positions related to prior years	9.9	5.6	23.9
Reductions for tax positions related to prior years	(5.2)	(22.9)	(10.7)
Reductions related to settlements	(0.3)	(7.7)	(0.4)
Lapse of statute of limitations	(0.3)	(0.7)	(9.2)
Balance at the end of the year	$ 23.4	$ 18.3	$ 43.1

Components of Accumulated Other Comprehensive (loss) Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gain on investments	$ 9.2	$ 9.4	$ 0.8
Tax effect	(2.6)	(2.8)	(0.3)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	6.6	6.6	0.5
Unrealized loss on derivative contracts	(39)	(32.3)	(27.1)
Tax effect	11.8	10.3	9.2
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax, Total	(27.2)	(22)	(17.9)
Actuarial loss	(751.9)	(722.5)	(465.1)
Prior service cost	(8.6)	(12.3)	(13.9)
Net initial obligation	(0.6)	(0.6)	(0.7)
Tax effect	264.6	257.3	167.3
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(496.5)	(478.1)	(312.4)
Currency translation adjustment	357.6	274.5	371.1
Accumulated other comprehensive (loss) income	$ (159.5)	$ (219)	$ 41.3

Stockholders' Equity - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Capital Stock	Dec. 31, 2011 Capital Stock
Stockholders Equity Note [Line Items]
Treasury stock, shares		4.2	9.2
Treasury stock shares, retired	0.4

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of interest-rate contracts	$ 3,196.1
Notional maturities for interest-rate contracts 2013	716.3
Notional maturities for interest-rate contracts 2014	1,364.1
Notional maturities for interest-rate contracts 2015	863.8
Notional maturities for interest-rate contracts 2016	39.5
Notional maturities for interest-rate contracts 2017	209.8
Notional maturities for interest-rate contracts thereafter	2.6
Notional amount of outstanding foreign-exchange contracts	265.3
Maximum length of future cash flow hedges	5 years 4 months 24 days
Recognized gain (loss) on the ineffective portion	0.5	0.8	2.3
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss expected to be reclassified to interest expense or cost of sales in the following 12 months	$ 44.8
Foreign-exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Foreign-exchange contracts maturity period	Within one year

Balance Sheet Classifications and Fair Value of Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Designated as Hedging Instrument
ASSETS
Derivative assets	$ 4.8	$ 1.5
LIABILITIES
Derivative liabilities	111.8	109.7
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets	4.6	1.4
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	111.7	107.6
Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.2	0.1
Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	0.1	2.1
Not Designated as Hedging Instrument
ASSETS
Derivative assets	0.3	0.9
LIABILITIES
Derivative liabilities	1.2	0.8
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets		0.8
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.6	0.4
Not Designated as Hedging Instrument | Foreign-exchange contracts | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.4	0.1
Not Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.3	0.1
Not Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	$ 0.2	$ 0.3

(Income) or Expense Recognized in Earnings Related to Fair Value Hedges (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Services
Derivative [Line Items]
Interest and other borrowing expenses - interest-rate swaps	$ (3.8)	$ (4.4)	$ (1)
Interest and other borrowing expenses - term notes	$ 4.5	$ 3.7	$ 0.9

Pre-Tax Effects of Derivative Instruments Recognized in Other Comprehensive Income and Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	$ 27.9	$ 55.2	$ 77
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	19.3	51.8	123.5
Interest Rate Contract | Financial Services
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	27.9	55.2	77
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	19.3	51.8	123.5
Foreign-exchange contracts
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	1.3	(2.3)	(0.2)
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	3.4	(4.1)	(0.4)
Foreign-exchange contracts | Truck, Parts and Other
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	1.3	(2.3)	(0.2)
Foreign-exchange contracts | Truck, Parts and Other | Cost of sales and revenues
Derivative [Line Items]
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	3.2	(4.1)	(0.4)
Foreign-exchange contracts | Truck, Parts and Other | Interest and other (expense) income, net
Derivative [Line Items]
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	$ 0.2

Expense or (Income) Recognized in Earnings Related to Economic Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ 1	$ (4.1)	$ (7.2)
Interest Rate Contract | Truck, Parts and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges			0.6
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	1	(4.1)	(7.8)
Foreign-exchange contracts
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(0.2)	(3.8)	8.2
Foreign-exchange contracts | Truck, Parts and Other | Cost of sales and revenues
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(0.3)	0.2	0.2
Foreign-exchange contracts | Truck, Parts and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(0.5)	(2.8)	8
Foreign-exchange contracts | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ 0.6	$ (1.2)

Financial Assets and Liabilities Subject to Recurring Fair Value Measurements (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	$ 1,192.7	$ 910.1
Derivative assets	5.1	2.4
Derivative liabilities	113	110.5
U.S. tax-exempt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	218.6	294.4
U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	60.1	27.5
U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.8	1.9
Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	355	367.1
Non-U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	448.7	148.3
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	109.5	70.9
Interest-rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1.6	1.4
Derivative liabilities	38.2	33.3
Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3	0.8
Derivative liabilities	74.1	74.7
Foreign-exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0.5	0.2
Derivative liabilities	0.7	2.5
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.6	1.9
Level 1 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.6	1.9
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	1,192.1	908.2
Derivative assets	5.1	2.4
Derivative liabilities	113	110.5
Level 2 | U.S. tax-exempt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	218.6	294.4
Level 2 | U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	60.1	27.5
Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.2
Level 2 | Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	355	367.1
Level 2 | Non-U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	448.7	148.3
Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	109.5	70.9
Level 2 | Interest-rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1.6	1.4
Derivative liabilities	38.2	33.3
Level 2 | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3	0.8
Derivative liabilities	74.1	74.7
Level 2 | Foreign-exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0.5	0.2
Derivative liabilities	$ 0.7	$ 2.5

Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Services
Assets, Carrying Amount
Fixed-rate loans, Carrying Amount	$ 3,361.7	$ 2,740.1
Liabilities, Carrying Amount
Fixed-rate debt, Carrying Amount	3,277.2	1,958.6
Assets, Fair Value
Fixed-rate loans, Fair Value	3,434.8	2,776.1
Liabilities, Fair Value
Fixed-rate debt, Fair Value	3,350.5	2,021.1
Truck, Parts and Other
Liabilities, Carrying Amount
Fixed-rate debt, Carrying Amount	150	150
Liabilities, Fair Value
Fixed-rate debt, Fair Value	$ 160.6	$ 167.6

Stock Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2012 Restricted stock awards Minimum	Dec. 31, 2012 Stock options	Dec. 31, 2008 Performance Based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration term from the grant date (in years)				10 years
Options vesting period (in years)					3 years
Restricted stock awards vesting period (in years)							3 years		5 years
Common stock authorized for issuance				46,700,000
Shares available for future grants				17,400,000
Fair value of option granted	$ 12	$ 10.9	$ 11.7
Fair value of option vested	8.9	7.6	4.9
Unrecognized compensation cost related to unvested stock						$ 1.7		$ 9.6
Recognized over a remaining weighted-average vesting period (year)						1 year 6 months 29 days		1 year 7 months 13 days
Performance based restricted stock awards granted									187,500
Performance based restricted stock awards granted, weighted-average fair value									$ 43.61

Values of Option Based on Stock Price at Grant Date and Assumption (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	0.74%	2.22%	2.48%
Expected volatility	47.00%	45.00%	44.00%
Expected dividend yield	3.80%	2.80%	2.50%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$ 12.67	$ 16.45	$ 11.95

Summary of Activity Under Stock plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 15.4	$ 13.5	$ 33.7
Cash received from stock option exercises	13.9	10.9	22
Tax benefit related to stock option exercises	4.4	4.7	10.8
Stock based compensation	13.9	13.8	8.5
Tax benefit related to stock based compensation	$ 5.2	$ 5.2	$ 3.2

Summary of Option (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
NUMBER OF SHARES
Options outstanding, beginning balance	4,975,300
Granted	947,000
Exercised	(664,800)
Cancelled	(214,700)
Options outstanding, ending balance	5,042,800
Vested and expected to vest, end of period	4,833,600
Exercisable, end of period	2,803,700
EXERCISE PRICE
Options outstanding, beginning balance	$ 35.53	[1]
Granted	$ 43.24	[1]
Exercised	$ 20.84	[1]
Cancelled	$ 43.89	[1]
Options outstanding, ending balance	$ 38.56	[1]
Vested and expected to vest, end of period	$ 38.17	[1]
Exercisable, end of period	$ 35.23	[1]
REMAINING CONTRACTUAL LIFE IN YEARS
Options outstanding, ending balance	5 years 10 months 24 days	[1]
Vested and expected to vest, end of period	5 years 9 months 7 days	[1]
Exercisable, end of period	4 years 29 days	[1]
AGGREGATE INTRINSIC VALUE
Options outstanding, ending balance	$ 33.7
Vested and expected to vest, end of period	36.5
Exercisable, end of period	$ 26.5

[1]	Weighted Average

Summary of Nonvested Restricted Shares Activity (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012
Restricted Stock
NONVESTED NUMBER OF SHARES
Nonvested awards outstanding, beginning balance	153,900
Granted	113,800
Vested	(74,400)
Forfeited	(41,200)
Nonvested awards outstanding, ending balance	152,100
GRANT DATE FAIR VALUE
Nonvested awards outstanding, beginning balance	$ 43.72	[1]
Granted	$ 42.14	[1]
Vested	$ 42.61	[1]
Forfeited	$ 45.58	[1]
Nonvested awards outstanding, ending balance	$ 43.68	[1]

[1]	Weighted Average

Segment and Related Information - Additional Information (Detail) (Other, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other
Segment Reporting Information [Line Items]
Intercompany interest income	$ 0.9	$ 0.6

Geographic Area Data Recorded to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 17,050.5	$ 16,355.2	$ 10,292.9
Property, plant and equipment, net	2,312.9	1,973.3	1,673.7
Equipment on operating leases, net	2,888.7	2,389.8	2,019.3
United States
Segment Reporting Information [Line Items]
Revenues	8,234.8	7,389.8	4,195.8
Property, plant and equipment, net	1,182.5	1,059.1	846.4
Equipment on operating leases, net	1,019.7	871.2	666.9
Europe
Segment Reporting Information [Line Items]
Revenues	4,282.3	5,104	3,472.3
Other Countries
Segment Reporting Information [Line Items]
Revenues	4,533.4	3,861.4	2,624.8
Property, plant and equipment, net	600.7	447.1	445.7
Equipment on operating leases, net	1,052.9	793.2	633.5
NETHERLANDS
Segment Reporting Information [Line Items]
Property, plant and equipment, net	529.7	467.1	381.6
UNITED KINGDOM
Segment Reporting Information [Line Items]
Equipment on operating leases, net	425.3	374.8	384.9
GERMANY
Segment Reporting Information [Line Items]
Equipment on operating leases, net	$ 390.8	$ 350.6	$ 334

Segment Reporting Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales and revenues	$ 17,050.5	$ 16,355.2	$ 10,292.9
Investment income	33.1	38.2	21.1
Income before income taxes	1,628.9	1,506.9	660.3
Depreciation and amortization	700.9	673.8	623.2
Expenditures for long-lived assets	1,799	1,841.6	883.8
Assets	18,627.8	17,172.7	14,234.1
Truck, Parts and Other
Segment Reporting Information [Line Items]
Net sales and revenues	15,951.7	15,325.9	9,325.1
Income before income taxes	1,288	1,232.3	485.7
Depreciation and amortization	325.3	327.8	285.7
Expenditures for long-lived assets	855.9	907.3	378.2
Assets	7,832.3	7,771.3	6,355.9
Truck, Parts and Other | Trucks
Segment Reporting Information [Line Items]
Total sales and revenues	13,797.1	13,359.2	7,408.5
Less intersegment	(665.6)	(728.5)	(365.6)
Income before income taxes	920.4	864.7	187.5
Depreciation and amortization	308.8	311.8	269.7
Expenditures for long-lived assets	816	876.9	371.4
Assets	4,530.2	4,043.9	3,156
Truck, Parts and Other | Trucks | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales and revenues	13,131.5	12,630.7	7,042.9
Truck, Parts and Other | Parts
Segment Reporting Information [Line Items]
Total sales and revenues	2,712.1	2,617.1	2,225.3
Less intersegment	(44.6)	(40.1)	(30.9)
Income before income taxes	374.6	394.1	313.5
Depreciation and amortization	5.9	6.8	7
Expenditures for long-lived assets	17.1	2.2	2.5
Assets	707.8	641.4	586.2
Truck, Parts and Other | Parts | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales and revenues	2,667.5	2,577	2,194.4
Truck, Parts and Other | Other Current Assets and Other Long-Term Assets
Segment Reporting Information [Line Items]
Assets	198.4	185.3	181.2
Truck, Parts and Other | Cash, Cash Equivalents and Marketable Securities
Segment Reporting Information [Line Items]
Assets	2,395.9	2,900.7	2,432.5
Truck, Parts and Other | Other products
Segment Reporting Information [Line Items]
Net sales and revenues	152.7	118.2	87.8
Income before income taxes	(7)	(26.5)	(15.3)
Depreciation and amortization	10.6	9.2	9
Expenditures for long-lived assets	22.8	28.2	4.3
Financial Services
Segment Reporting Information [Line Items]
Net sales and revenues	1,098.8	1,029.3	967.8
Income before income taxes	307.8	236.4	153.5
Depreciation and amortization	375.6	346	337.5
Expenditures for long-lived assets	943.1	934.3	505.6
Assets	$ 10,795.5	$ 9,401.4	$ 7,878.2